SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 26                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4025

     Amendment No. 27                                                 [X]

                        (Check appropriate box or boxes.)


                        AMERICAN CENTURY MUNICIPAL TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: September 7, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[american century logo(reg.sm)]
American
Century

PROSPECTUS

SEPTEMBER 7, 1999
--------------------------------------------------------------------------------

FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND
ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND


INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.




Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.







TABLE OF CONTENTS

An Overview of the Funds.......................................................2

Fund Performance History.......................................................3

Fees and Expenses..............................................................6

Information about the Funds....................................................7

         Florida Municipal Money Market Fund
         Florida Intermediate-Term Municipal Fund
         Arizona Intermediate-Term Municipal Fund

Basics of Fixed-Income Investing..............................................xx

Management....................................................................xx

Investing with American Century...............................................xx

Share Price and Distributions.................................................xx

Taxes.........................................................................xx

Financial Highlights..........................................................xx


**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

o........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS









AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from regular federal income tax and taxes imposed by Florida or Arizona.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued by cities, counties and other municipalities and U.S. territories. Each of the funds invests in different types of these municipal debt securities and involves different risks. The chart below shows the primary differences among the funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

Fund                        Primary Investments                            Primary Risks
-------------------------------------------------------------------------------------------------
Florida Municipal Money     High-quality, very short-term debt securities  Florida economic risk
Market                                                                     Some credit risk
Florida Intermediate-Term   Quality debt securities that mature in one     Florida economic risk
Municipal                   to five years                                  Credit risk
                                                                           Interest rate risk
Arizona Intermediate-Term   Quality debt securities that mature in four    Arizona economic risk
Municipal                   or more years                                  Credit risk
                                                                           Interest rate risk


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o a Florida or Arizona resident or taxpayer
o seeking current tax-free income
o comfortable with risk based on Florida's or Arizona's economy
o comfortable with the funds' other investment risks
o seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o investing in a IRA or other tax-advantaged retirement plan
o investing for long-term growth
o looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and debentures.

o An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Florida Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

**********END LEFT MARGIN CALLOUTS









FUND PERFORMANCE HISTORY

Florida Municipal Money Market Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]
1998     3.13%
1997     3.39%
1996     3.67%
1995     4.07%

1 As of June 30, 1999, the end of the most recent calendar quarter, Florida Municipal Money Market's year-to-date return was ___%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                           Highest               Lowest
--------------------------------------------------------------------------------
Florida Municipal Money Market             1.06% (2Q 1995)       0.73% (4Q 1998)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class Shares for the periods indicated. The benchmark is included in the table for performance comparison.

For the calendar year ended December 31, 1998               1 year     Life of Fund (1)
----------------------------------------------------------------------------------------
Florida Municipal Money Market                              3.13%      3.52%
Lipper Other States Tax-Exempt Money Market Funds           3.01%      3.20% (2)

1 The inception date for the fund is April 11, 1994.
2 Benchmark from April 30, 1994.


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o    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS







FUND PERFORMANCE HISTORY

Florida Intermediate-Term Municipal Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]
1998     6.49%
1997     8.22%
1996     3.66%
1995     13.49%

1 As of June 30, 1999, the end of the most recent calendar quarter, Florida Intermediate-Term Municipal's year-to-date return was ___%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                          Highest               Lowest
--------------------------------------------------------------------------------
Florida Intermediate-Term Municipal       5.06% (1Q 1995)       -0.51% (1Q 1996)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class Shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998               1 year     Life of Fund (1)
----------------------------------------------------------------------------------------
Florida Intermediate-Term Municipal                         3.13%      3.52%
Lehman 5-Year General Obligation                            5.84%      6.25% (2)

1 The inception date for Florida Intermediate-Term Municipal is April 11, 1994. 2 Benchmark from April 30, 1994.

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o    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS







FUND PERFORMANCE HISTORY

Arizona Intermediate-Term Municipal Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]
1998     5.90%
1997     6.90%
1996     3.74%
1995     13.15%

1 As of June 30, 1999, the end of the most recent calendar quarter, Arizona Intermediate-Term Municipal's year-to-date return was ___%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                          Highest               Lowest
--------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal       4.60% (1Q 1995)       -0.53% (1Q 1996)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class Shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998               1 year     Life of Fund (1)
----------------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal                         5.90%      6.66%
Lehman 5-Year General Obligation Index                      5.84%      6.25% (2)

1 The inception date for Arizona Intermediate-Term Municipal is April 11, 1994. 2 Benchmark from April 30, 1994.


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o    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS







Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the Investor Class shares of other American Century funds
o to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                            Management       Distribution and         Other          Total Annual Fund
                                            Fee(1)           Service (12b-1) Fees     Expenses(2)    Operating Expenses
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
Florida Municipal Money Market              0.50%            None                     0.01%          0.51%
Florida Intermediate-Term Municipal         0.50%            None                     0.01%          0.51%
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
Arizona Intermediate-Term Municipal         0.51%            None                     0.01%          0.52%

1 Based on expenses incurred during the funds' most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds' management fee rate generally decreases as fund assets increase.

2 Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel and interest.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o invest $10,000 in the fund
o redeem all of your shares at the end of the periods shown below
o earn a 5% return each year and
o incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:

                                             1 year             3 years             5 years             10 years
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
Florida Municipal Money Market               $52                $163                $285                $640
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
Florida Intermediate-Term Municipal          $52                $163                $285                $640
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
Arizona Intermediate-Term Municipal          $53                $167                $290                $652

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o    Use this  example to compare  the costs of  investing  in other  funds.  Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






INFORMATION ABOUT THE FUNDS

FLORIDA MUNICIPAL MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy cash-equivalent, HIGH-QUALITY DEBT SECURITIES with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with income payments exempt federal income tax and which are exempt from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.


**********LEFT MARGIN CALLOUTS

o Income from Tax-Free Money Market may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A HIGH-QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS







FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy QUALITY, intermediate-term debt securities with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality, intermediate-term debt securities with income payments exempt federal income tax and which are exempt from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue its investment objective.

During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

The WEIGHTED AVERAGE MATURITY of the fund is expected to be between five and 10 years.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Florida Intermediate-Term Municipal than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Florida Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


**********LEFT MARGIN CALLOUTS

o Income from the funds may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. For more information, see "Weighted Average Maturity" in this Prospectus.

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ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy intermediate-term, QUALITY DEBT SECURITIES with income payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term,quality debt securities whose payments are exempt from federal and Arizona income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

The WEIGHTED AVERAGE MATURITY of the fund is expected to be between five and 10 years.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Arizona Intermediate-Term Municipal than for funds which have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Arizona Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


**********LEFT MARGIN CALLOUTS

o Income from the funds may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. For more information, see "Weighted Average Maturity" in this Prospectus.

**********END LEFT MARGIN CALLOUTS








BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining which securities help a fund meet its maturity requirements

o eliminating securities that do not satisfy a fund's credit quality standards

o evaluating the current economic conditions and assessing the risk of inflation

o evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                      1,000 days                250 days
Debt Security B        $300,000                       75%                     10,000 days              7,500 days
WEIGHTED AVERAGE MATURITY                                                                              7,750 DAYS

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect a funds' performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

o The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS

When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity  Current Price   Price after 1% increase    Change in price
------------------- -------------- ------------------------- ------------------
1 year                    $100.00                    $99.06             -0.94%
3 years                    100.00                     97.38             -2.62%
10 years                   100.00                     93.20             -6.80%
30 years                   100.00                     88.69            -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

                     Quality
      High-Quality
                      A-1                     A-2                 A-3
                      P-1                     P-2                 P-3
                    MIG-1                   MIG-2               MIG-3
                     SP-1                    SP-2                SP-3
          AAA          AA           A         BBB          BB           B       CCC        CC         C         D
-------------------------- ----------------------------------------------- --------- --------- --------- ---------
                           Florida Municipal Money Market
                           -----------------------------------------------
Florida Intermediate-Term Municipal
--------------------------------------------------
Arizona Intermediate-Term Municipal
--------------------------------------------------
Investment Grade                                   Non-investment grade
-------------- ----------------------------------- ---------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.


LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. However, returns from these investments may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

o    Credit quality may be lower when the issuer has

     o a high debt level
     o a short operating history
     o a senior level of debt
     o a difficult, competitive environment
     o a less stable cash flow

o The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                        Interest Rate Risk  Credit Risk  Liquidity Risk  Inflation Risk
--------------------------------------- ------------------- ------------ --------------- ---------------
Florida Municipal Money Market          Lowest              Lowest       Lowest          Lowest
Florida Intermediate-Term Municipal     Medium              Medium       Medium          Medium
Arizona Intermediate-Term Municipal     Medium              Medium       Medium          Medium

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.










MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets
for the Most Recent Fiscal Year Ended May 31, 1999
---------------------------------------------------------------------------
Florida Municipal Money Market                                     0.50%
Florida Intermediate-Term Municipal                                0.50%
Arizona Intermediate-Term Municipal                                0.51%







THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead the investment teams are identified below:

BRYAN E. KARCHER

Mr. Karcher, Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since 1995. He holds a bachelor's degree in economics from the University of California--Los Angeles. He is a Chartered Financial Analyst.

KENNETH M. SALINGER

Mr. Salinger, Portfolio Manager, has been a member of the team that manages Arizona Intermediate-Term Municipal team since June 1998 and the Florida Intermediate-Term Municipal team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California--San Diego.


**********LEFT MARGIN CALLOUTS

o    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS







FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.







INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU
You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call us or use our Automated Information Line
1-800-345-2021                     an account by exchanging shares from another   if you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call us or use our Automated Information       Call an Investor Relations Representative.
1-800-345-3533                     Line if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send us your check or money order for at
Kansas City, MO 64141-6200         check or money order payable to American       least $50 with an investment slip or $250
                                   Century Investments.                           without an investment slip. If you don't have
Fax                                                                               an investment slip, include your name,
 816-340-7962                      Exchange shares                                address and account number on your check or
                                   Send us written instructions to exchange       money order.
                                   your shares from one American Century
                                   account to another.                            Sell shares
                                                                                  Send us written instructions or a redemption
                                                                                  form to sell shares. Call an Investor
                                                                                  Relations Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.








A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail a         Follow the wire instructions provided in the
                                 completed application to the address provided    "Open an account" section
                                 in the "By Mail" section and give your bank
                                 the following information.                       Sell shares
                                 Our bank information:                            You can receive redemption proceeds by wire
Please remember that if you               Commerce Bank N.A.                      or electronic transfer.
request redemptions by wire,              Routing No. 101000019
$10 will be deducted from the             Account No. 2804918
amount wired. Your bank also     The fund name
may charge a fee.                Your American Century account number*
                                 Your name Exchange shares The contribution year
                                 (for IRAs only) Not available.

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send us written instructions to set up an        account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.

                                 4500 Main St.                                    4917 Town Center Drive
                                 Kansas City, Missouri                            Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday-Friday               8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday

                                 1665 Charleston Road                             9445 East County Line Road, Suite A
                                 Mountain View, California                        Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday-Friday                  8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------











MINIMUM INITIAL INVESTMENT AMOUNTS (1)

To open an account the minimum investments are as follows:   Florida Municipal Money Market      Other Funds
---------------------------------------------------------------------------------------------------------------------
Individual or Joint                                                                  $2,500           $5,000
UGMA/UTMA                                                                            $2,500           $5,000

1 The funds in this Prospectus are not available for retirement accounts

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o        minimum investment requirements
o        exchange policies
o        fund choices
o        cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

**********LEFT MARGIN CALLOUTS

o Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS







SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Florida Municipal Money Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Each money market fund declares and reinvests distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund (except Florida Municipal Money Market) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our services guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS







TAXES

TAX-EXEMPT INCOME. Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. Distributions from Arizona Intermediate-Term Municipal will also be exempt from Arizona income taxes. Shares of Florida Municipal Money Market and Florida Intermediate-Term Municipal will also generally be exempt from the Florida intangible personal property tax. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The funds may also purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds is taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME. The funds' investment performance is also based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

>> Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income to shareholders if it is distributed to you.

>> Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss.

>> Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.


Type of distribution       Tax rate for 15% bracket     Tax rate for 28% bracket or above
------------------------- -------------------------- -----------------------------------------
Short-term capital gains     Ordinary income rate              Ordinary income rate
Long-term capital gains               10%                              20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

**********LEFT MARGIN CALLOUTS

o    BUYING A DIVIDEND
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS








Financial Highlights

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes as appropriate

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended March 31, 1998 and 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.










FLORIDA MUNICIPAL MONEY MARKET
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                                                         1998           1997           1996           1995
                                             ------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,                                  Audited
Beginning of Period...........                    Numbers               $1.00          $1.00          $1.00          $1.00
                                             ------------------------------------------------------------------------------
                                                  Not Yet
Income From                                      Available
Investment Operations

  Net Investment Income ...........                                      0.03           0.03           0.04           0.04
                                             ------------------------------------------------------------------------------

Distributions

  From Net
  Investment Income...........                                         (0.03)         (0.03)         (0.04)         (0.04)
                                             ------------------------------------------------------------------------------

Net Asset Value,
End of Period.................                                          $1.00          $1.00          $1.00          $1.00
                                             ==============================================================================

  TOTAL RETURN(1)..................                                     3.31%          3.55%          3.86%          3.71%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets ............                                    0.51%          0.12%          0.01%              -

  Ratio of Operating Expenses to Average
  Net Assets (Before Expense Waiver) .                                  0.53%          0.66%          0.71%          0.88%

  Ratio of Net Investment
  Income to Average Net Assets.                                         3.25%          3.48%          3.75%          3.93%

 Ratio of Net Investment Income to
  Average Net Assets (Before Expense Waiver)                            3.23%          2.94%          3.05%          3.05%

  Net Assets, End
  of Period (in thousands)................                           $109,684       $112,129        $99,993        $45,147

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.







Florida Intermediate-Term Municipal
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                                    1999         1998           1997           1996             1995
                                                ----------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,                                  Audited
Beginning of Period......                         Numbers       $10.34         $10.18         $10.30           $10.11
                                                ----------------------------------------------------------------------------
                                                  Not Yet
Income From Investment Operations                Available

  Net Investment Income ..............                           0.45           0.46           0.52             0.52

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions.....                                0.38           0.20          (0.08)            0.19
                                                ----------------------------------------------------------------------------

  Total From
  Investment Operations.........                                 0.83           0.66           0.44             0.71
                                                ----------------------------------------------------------------------------

Distributions

  From Net Investment Income.....                               (0.45)         (0.46)         (0.52)           (0.52)

  From Net Realized
  Capital Gains........                                         (0.16)         (0.04)         (0.04)             -
                                                ----------------------------------------------------------------------------

  Total Distributions........                                   (0.61)         (0.50)         (0.56)           (0.52)
                                                ----------------------------------------------------------------------------

Net Asset Value,
End of Period..........................                         $10.56         $10.34         $10.18           $10.30
                                                ============================================================================

  TOTAL RETURN(1)..............                                  8.20%         6.63%          4.34%            7.31%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets............                              0.54%         0.65%          0.13%              -

  Ratio of Operating Expenses to Average
  Net Assets (Before Expense Waiver)......                       0.58%         0.86%          0.88%            1.09%

  Ratio of Net Investment
  Income to Average Net Assets.                                  4.28%         4.42%          5.05%            5.23%

  Ratio of Net Investment Income to
  Average Net Assets (Before Expense Waiver)...                  4.24%         4.21%          4.30%            4.14%

  Portfolio Turnover Rate.......                                 154%           82%            66%              37%

  Net Assets, End
  of Period (in thousands)................                      $29,605       $16,513        $10,319           $9,532

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.







Arizona Intermediate-Term Municipal
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                                           1998       1997      1996       1995
                                             -------------------------------------------------------
PER-SHARE DATA
                                               Audited
Net Asset Value,                               Numbers
Beginning of Period.......                     Not Yet    $10.44     $10.31    $10.35     $10.13
                                             -------------------------------------------------------
                                              Available
Income From
Investment Operations

  Net Investment Income                                    0.46       0.45      0.51       0.51

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions.....                          0.28       0.13     (0.03)      0.22
                                             -------------------------------------------------------

  Total From
  Investment Operations.........                           0.74       0.58      0.48       0.73
                                             -------------------------------------------------------

Distributions

  From Net Investment Income.......                       (0.46)     (0.45)    (0.51)     (0.51)

  From Net Realized Gains on
  Investment Transactions........                         (0.05)       -       (0.01)       -
                                             -------------------------------------------------------

  Total Distributions........                             (0.51)     (0.45)    (0.52)     (0.51)
                                             -------------------------------------------------------

Net Asset Value,
End of Period.........                                    $10.67     $10.44    $10.31     $10.35
                                             =======================================================

  TOTAL RETURN(1)..........                                7.19%     5.77%     4.65%      7.52%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets............                        0.54%     0.66%     0.14%        -

  Ratio of Operating Expenses to Average
  Net Assets (Before Expense Waiver).                      0.60%     0.79%     0.82%      1.01%

  Ratio of Net Investment
  Income to Average Net Assets.                            4.33%     4.35%     4.85%      5.16%

  Ratio of Net Investment Income to
  Average Net Assets (Before Expense Waiver)               4.27%     4.22%     4.17%      4.15%

  Portfolio Turnover Rate.......                            39%       81%       36%        33%

  Net Assets, End
  of Period (in thousands)................                $40,047   $30,555   $25,789    $19,778

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.








More information about the funds is contained in these documents

ANNUAL AND SEMIANNUAL REPORTS
These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The  SEC  will   charge  a  fee  for   copying   the
                           documents.)


Investment Company Act File No. 811-4025



                                             [american century logo(reg.sm)]
                                                         American
                                                         Century

                                               American Century Investments
                                                      P.O. Box 419200
                                             Kansas City, Missouri 64141-6200

                                              1-800-345-2021 or 816-531-5575


FUND REFERENCE
                                          Fund Code   Ticker   Newspaper Listing
--------------------------------------------------------------------------------
Florida Municipal Money Market            945         BEFXX    AmC FLMu
Florida Intermediate-Term Municipal       946         ACBFX    FLIntMu
Arizona Intermediate-Term Municipal       948         BEAMX    AZIntMu
--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

PROSPECTUS

SEPTEMBER 7, 1999
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND
LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND
HIGH-YIELD MUNICIPAL FUND


INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.













TABLE OF CONTENTS

An Overview of the Funds.......................................................2

Fund Performance History.......................................................3

Fees and Expenses..............................................................5

Information about the Funds....................................................6

         Tax-Free Money Market Fund
         Limited-Term Tax-Free Fund
         Intermediate-Term Tax-Free Fund
         Long-Term Tax-Free Fund
         High-Yield Municipal Fund

Basics of Fixed-Income Investing...............................................9

Management....................................................................11

Investing with American Century...............................................13

Share Price and Distributions.................................................17

Taxes.........................................................................18

Financial Highlights..........................................................19

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

o........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS









AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from federal income tax.

High-Yield Municipal also seeks capital appreciation as a secondary objective.


WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued by cities, counties and other municipalities and U.S. territories. Each of the funds invests in different types of these municipal debt securities and involves different risks. The chart below shows the primary differences among the funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

Fund                                 Primary Investments                   Primary Risks
------------------------------------ ------------------------------------- -------------------------------
Tax-Free Money Market                High-quality, very short-term debt    Some credit risk
                                     securities
Limited-Term Tax-Free                Quality debt securities that mature   Credit risk
                                     in five years or less                 Some interest rate risk
Intermediate-Term Tax-Free           Quality debt securities that mature   Credit risk
                                     in five to 10 years                   Interest rate risk
Long-Term Tax-Free                   Quality debt securities that mature   Credit risk
                                     in 10 years or more                   High interest rate risk
High-Yield Municipal                 Debt securities that provide high     High credit risk
                                     income, including non-investment      High interest rate risk
                                     grade debt securities and private
                                     activity bonds

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o seeking current tax-free income
o seeking diversification by investing in a fixed-income mutual fund
o comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o investing in a IRA or other tax-advantaged retirement plan
o investing for long-term growth
o looking for the added security of FDIC insurance

**********LEFT MARGIN CALLOUTS

DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and debentures.

o An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Tax-Free Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

**********END LEFT MARGIN CALLOUTS









FUND PERFORMANCE HISTORY

Tax-Free Money Market Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]

1989     6.04%
1990     5.60%
1991     4.21%
1992     2.47%
1993     1.90%
1994     2.31%
1995     1.90%
1996     2.98%
1997     3.43%
1998     3.47%

1 As of June 30, 1999, the end of the most recent calendar quarter, Tax-Free Money Market's year-to-date return was ____%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   Highest               Lowest
-------------------------------------------------------------------------------
Tax-Free Money Market              1.59% (2Q 1989)       0.44% (1Q 1994)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the funds' Investor Class Shares for the periods indicated. The benchmark is included in the table for performance comparison.

For the calendar year ended December 31, 1998           1 year         5 years        10 years       Life of
                                                                                                     Fund(1)
--------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market                                   3.417%         3.11%          3.57%          3.96%
Lipper Tax-Exempt Money Market Average                  2.92%          2.93%          3.47%          3.72%(2)

1 The inception date for Tax-Free Money Market is July 31, 1984. 2 Benchmark from August 31, 1984.

**********LEFT MARGIN CALLOUTS

o The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS




FUND PERFORMANCE HISTORY

Limited-Term Tax-Free Fund
Intermediate-Term Tax-Free Fund
Long-Term Tax-Free Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the funds' Investor Class shares for full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

High-Yield Municipal is not included because it does not yet have a full calendar year of performance.

[bar chart]
--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                  Limited-Term Tax-Free          Intermediate-Term Tax-Free      Long-Term Tax-Free
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1998                              5.13%                          5.81%                           5.94%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1997                              5.60%                          7.44%                           9.59%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1996                              3.68%                          3.94%                           3.08%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1995                              6.75%                          11.93%                          18.50%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1994                              2.47%                          -2.06%                          -5.58%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1993                              -                              9.07%                           12.15%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1992                              -                              7.17%                           7.61%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1991                              -                              10.05%                          12.01%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1990                              -                              6.28%                           6.15%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
1989                              -                              6.66%                           9.55%
--------------------------------- ------------------------------ ------------------------------- ------------------------------

1    As of June 30,  1999,  the end of the most  recent  calendar  quarter,  the
     funds'   year-to-date   returns   were:    Limited-Term   Tax-Free   ____%,
     Intermediate-Term Tax-Free ____% and Long-Term Tax-Free ____%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                   Highest               Lowest
-------------------------------------------------------------------------------
Limited-Term Tax-Free              2.10% (3Q 1998)       -0.14% (1Q 1994)
Intermediate-Term Tax-Free         4.17% (1Q 1995)       -3.54% (1Q 1994)
Long-Term Tax-Free                 6.68% (1Q 1995)       -5.46% (1Q 1994)

AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the funds' Investor Class Shares for the periods. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

                                                        1 year         5 years        10 years       Life of
                                                                                                     Fund(1)
--------------------------------------------------------------------------------------------------------------------
Limited-Term Tax-Free                                   5.13%          4.71%          N/A            4.62%
Merrill Lynch 0-3 Year Municipal Index                  5.01%          4.45%          N/A            4.37%
--------------------------------------------------------------------------------------------------------------------
Intermediate-Term Tax-Free                              5.81%          5.31%          6.57%          6.08%
Lehman 5-Year General Obligation Index                  5.84%          5.35%%         6.98%          6.35%
--------------------------------------------------------------------------------------------------------------------
Long-Term Tax-Free                                      5.94%          6.01%          7.73%          7.25%%
Lehman Long-Term Municipal Bond Index                   6.89%          6.84%          9.15%          8.51%%

1 The inception dates for the funds are: Limited-Term Tax-Free, March 1, 1993, Intermediate-Term Tax-Free and Long-Term Tax-Free, March 2, 1987.

**********LEFT MARGIN CALLOUTS
o The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS






Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the Investor Class shares of other American Century funds
o to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                Management       Distribution and         Other          Total Annual Fund
                                Fee(1)           Service (12b-1) Fees     Expenses       Operating Expenses
------------------------------- ---------------- ------------------------ -------------- -----------------------
Tax-Free Money Market           0.50%            None                     0.00%(2)       0.50%(3)
------------------------------- ---------------- ------------------------ -------------- -----------------------
Limited-Term Tax-Free           0.51%            None                     0.01%(4)       0.52%
Intermediate-Term Tax-Free      0.51%            None                     0.01%(4)       0.52%
Long-Term Tax-Free              0.51%            None                     0.01%(4)       0.52%
------------------------------- ---------------- ------------------------ -------------- -----------------------
------------------------------- ---------------- ------------------------ -------------- -----------------------
High-Yield Municipal            0.64%            None                     0.01%(4)       0.65%(5)

1 Based on expenses incurred during the funds' most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds' management fee rate generally decreases as fund assets increase.

2 Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

3 The advisor voluntarily waived its management fee from August 1, 1997 through July 31, 1998. Effective August 1, 1998, the advisor began decreasing the waiver by 0.10% of the fund's net assets, until the waiver expired in December 1998. The fee is shown without effect of the fee waiver.

4 Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel and interest.

5 The advisor waived all expenses of High-Yield Municipal through April 30, 1999. The fee is shown without the effect of the fee waiver.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o invest $10,000 in the fund
o redeem all of your shares at the end of the periods shown below
o earn a 5% return each year and
o incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:

                               1 year             3 years             5 years             10 years
------------------------------ ------------------ ------------------- ------------------- -------------------
Tax-Free Money Market          $51                $160                $279                $627
------------------------------ ------------------ ------------------- ------------------- -------------------
------------------------------ ------------------ ------------------- ------------------- -------------------
Limited-Term Tax-Free          $52                $167                $290                $652
Intermediate-Term Tax-Free     $52                $167                $290                $652
Long-Term Tax-Free             $52                $167                $290                $652
------------------------------ ------------------ ------------------- ------------------- -------------------
High-Yield Municipal           $66                $208                $362                $809

**********LEFT MARGIN CALLOUTS

o Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






INFORMATION ABOUT THE FUNDS

TAX-FREE MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy cash-equivalent, HIGH-QUALITY DEBT SECURITIES with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy some cash-equivalent, high-quality debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

**********LEFT MARGIN CALLOUTS

o Income from Tax-Free Money Market may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A HIGH-QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS







LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that is exempt from federal income tax.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers buy QUALITY DEBT SECURITIES with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the funds' total assets may be invested in these securities.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.
                                            Weighted Average Maturity Range
--------------------------------------------------------------------------------
Limited-Term Tax-Free                      5 years or less
Intermediate-Term Tax-Free                 5-10 years
Long-Term Tax-Free                         10 years or longer

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different WEIGHTED AVERAGE MATURITIES. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds may invest part of their assets in securities rated in the lowest investment-grade category (e.g., BBB). The issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities.

Because these funds invest primarily in municipal securities, they will be sensitive to events that affect municipal markets. The funds may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss.

                                     Potential Income             Potential Loss
--------------------------------------------------------------------------------
Limited-Term Tax-Free                Lower                        Lower
Intermediate-Term Tax-Free           Moderate                     Moderate
Long-Term Tax-Free                   Higher                       Higher

**********LEFT MARGIN CALLOUTS

o Income from the funds may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A QUALITY DEBT SECURITY is one that has been determined to be in the top four credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. For more information, see "Weighted Average Maturity" in this Prospectus.

**********END LEFT MARGIN CALLOUTS







HIGH-YIELD MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

High-Yield Municipal seeks high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers buy long- and intermediate-term debt securities with income payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy long- and intermediate-term debt securities whose payments are exempt from regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers buy securities that are considered below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

The WEIGHTED AVERAGE MATURITY of the fund is expected to be 10 years or longer.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield Municipal than for funds that have shorter weighted average maturities, such as short-term and intermediate-term funds.

The fund may invest part of its assets in securities rated below investment grade, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of High-Yield Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

**********LEFT MARGIN CALLOUTS

o Income from the fund may be subject to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. For more information, see "Weighted Average Maturity" in this Prospectus.

**********END LEFT MARGIN CALLOUTS









BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining which securities help a fund meet its maturity requirements

o eliminating securities that do not satisfy a fund's credit quality standards

o evaluating the current economic conditions and assessing the risk of inflation

o evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                      1,000 days                250 days
Debt Security B        $300,000                       75%                     10,000 days              7,500 days
WEIGHTED AVERAGE MATURITY                                                                              7,750 DAYS

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

***********LEFT MARGIN CALLOUTS

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

o The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

***********END LEFT MARGIN CALLOUTS

When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity                  Current Price          Price after 1% increase          Change in price
---------------------- --------------------------- -------------------------------- ------------------------
1 year                                    $100.00                           $99.06                   -0.94%
3 years                                    100.00                            97.38                   -2.62%
10 years                                   100.00                            93.20                   -6.80%
30 years                                   100.00                            88.69                  -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

                     Quality
      High-Quality
                      A-1                     A-2                 A-3
                      P-1                     P-2                 P-3
                    MIG-1                   MIG-2               MIG-3
                     SP-1                    SP-2                SP-3
          AAA          AA           A         BBB          BB           B         CCC          CC           C           D
-------------------------- ----------------------------------------------- ----------- ----------- ----------- -----------
                           Tax-Free Money Market
                           -----------------------------------------------
Limited-Term Tax-Free
--------------------------------------------------
Intermediate-Term Tax-Free
--------------------------------------------------
Long-Term Tax-Free
--------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
High-Yield Municipal
--------------------------------------------------------------------------------------------------------------------------
Investment Grade                                   Non-investment grade
-------------- ----------------------------------- -----------------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK


LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. However, returns from these investments may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

o    Credit quality may be lower when the issuer has

     o a high debt level
     o a short operating history
     o a senior level of debt
     o a difficult, competitive environment
     o a less stable cash flow

o The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                              Interest Rate Risk  Credit Risk         Liquidity Risk     Inflation Risk
----------------------------- ------------------- ------------------- ------------------ -------------------
Tax-Free Money Market         Lowest              Lowest              Lowest             Lowest
Limited-Term Tax-Free         Low                 Medium              Medium             Low
Intermediate-Term Tax-Free    Medium              Medium              Medium             Medium
Long-Term Tax-Free            High                Medium              Medium             High
High-Yield Municipal          Highest             Highest             Highest            Highest

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.









MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets
for the Most Recent Fiscal Year Ended May 31, 1999
-----------------------------------------------------------------------------
Tax-Free Money Market                                                0.50%
Limited-Term Tax-Free                                                0.51%
Intermediate-Term Tax-Free                                           0.51%
Long-Term Tax-Free                                                   0.51%
High-Yield Municipal                                                 0.65%







THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead the investment teams are identified below:

G. DAVID MACEWEN
Mr. MacEwen, Senior Vice President and Portfolio Manager, supervises the American Century Municipal Trust team. He has been a member of the team that manages Long-Term Tax-Free since May 1991 and Limited-Term Tax-Free since June 1999. He joined American Century in May 1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT
Mr. Permut, Vice President, Director of Municipal Research and Portfolio Manager, has been a member of the High-Yield Municipal team since its inception in March 1998. He joined American Century in June 1987. He has bachelor's degrees in business and geography from State University of New York--Oneonta and an MBA in finance from Golden Gate University--San Francisco.

BRYAN E. KARCHER
Mr. Karcher, Portfolio Manager, has been a member of the team that manages Tax-Free Money Market since June 1995 and Limited-Term Tax-Free since June 1999. He joined American Century in July 1989 and has been a Portfolio Manager since 1995. He has a bachelor's degree in economics from the University of California--Los Angeles. He is a Chartered Financial Analyst.

KENNETH M. SALINGER
Mr. Salinger, Portfolio Manager, has been a member of the team that manages Intermediate-Term Tax-Free since June 1999. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California--San Diego.



**********LEFT MARGIN CALLOUTS

o    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS







FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.







Investing With American Century

SERVICES AUTOMATICALLY AVAILABLE TO YOU
You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call us or use our Automated Information Line
1-800-345-2021                     an account by exchanging shares from another   if you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call us or use our Automated Information       Call an Investor Relations Representative.
1-800-345-3533                     Line if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send us your check or money order for at
Kansas City, MO 64141-6200         check or money order payable to American       least $50 with an investment slip or $250
                                   Century Investments.                           without an investment slip. If you don't have
Fax                                                                               an investment slip, include your name,
 816-340-7962                      Exchange shares                                address and account number on your check or
                                   Send us written instructions to exchange       money order.
                                   your shares from one American Century
                                   account to another.                            Sell shares
                                                                                  Send us written instructions or a redemption
                                                                                  form to sell shares. Call an Investor
                                                                                  Relations Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.








A NOTE ABOUT MAILINGS TO SHAREHOLDERS
To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail a         Follow the wire instructions provided in the
                                 completed application to the address provided    "Open an account" section
                                 in the "By Mail" section and give your bank
                                 the following information.                       Sell shares
                                 Our bank information:                            You can receive redemption proceeds by wire
Please remember that if you               Commerce Bank N.A.                      or electronic transfer.
request redemptions by wire,              Routing No. 101000019
$10 will be deducted from the             Account No. 2804918
amount wired. Your bank also     The fund name
may charge a fee.                Your American Century account number*
                                 Your name                                        Exchange shares
                                 The contribution year (for IRAs only)            Not available.

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send us written instructions to set up an        account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.

                                 4500 Main St.                                    4917 Town Center Drive
                                 Kansas City, Missouri                            Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday-Friday               8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday

                                 1665 Charleston Road                             9445 East County Line Road, Suite A
                                 Mountain View, California                        Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday-Friday                  8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------










MINIMUM INITIAL INVESTMENT AMOUNTS(1)

To open an account the minimum investments are as follows:         Tax-Free Money Market               Other Funds
---------------------------------------------------------------------------------------------------------------------------
Individual or Joint                                                               $2,500                    $5,000
UGMA/UTMA                                                                         $2,500                    $5,000

1    The funds in this Prospectus are not available for retirement accounts

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

**********LEFT MARGIN CALLOUTS

o Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS







SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Tax-Free Money Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Each money market fund declares and reinvests distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund (except Tax-Free Money Market) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our services guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS







TAXES

TAX-EXEMPT INCOME. Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that these distributions may be subject to state corporate franchise tax.

The funds may also purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds is taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME. The funds' investment performance is also based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

o Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income to shareholders if it is distributed to you.

o Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss.

o Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.


Type of Distribution        Tax Rate for 15% bracket       Tax Rate for 28% bracket or above
--------------------------- ------------------------------ -----------------------------------------
Short-term capital gains    Ordinary income rate           Ordinary income rate
Long-term capital gains     10%                            20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.


**********LEFT MARGIN CALLOUTS

o    BUYING A DIVIDEND
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.
**********END LEFT MARGIN CALLOUTS






Financial Highlights

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes as appropriate

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended March 31, 1998 and 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.









TAX-FREE MONEY MARKET FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                       1999        1998        1997       1996       1995
                                    ---------------------------------------------------------
PER-SHARE DATA
                                      Audited
Net Asset Value,                      Numbers
Beginning of Period............       Not Yet         $1.00       $1.00     $1.00      $1.00
                                    ---------------------------------------------------------
                                      Available
Income From
Investment Operations

  Net Investment Income .......                        0.04        0.03      0.03       0.03
                                    ---------------------------------------------------------

Distributions

  From Net
  Investment Income.....                             (0.04)      (0.03)    (0.03)     (0.03)
                                    ---------------------------------------------------------

Net Asset Value,
End of                                                $1.00       $1.00     $1.00      $1.00
Period..........................
                                    =========================================================

  Total Return(1)....................                 3.70%       2.98%     3.19%      2.95%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets....                        0.04%(2)       0.67%     0.65%      0.66%

  Ratio of Net Investment
  Income to Average
  Net Assets......                                 3.68%(2)       2.93%     3.12%      2.88%

  Net Assets, End
  of Period (in thousands)........                 $444,277     $85,730   $91,118    $92,034


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) The advisor voluntarily waived its management fee from August 1, 1997 through July 31, 1998. Effective August 1, 1998, the advisor began decreasing the waiver by 0.10% of the fund's net assets, until the waiver expired in December 1998. In absence of the waiver, expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.52% and 3.20% for 1998 and 0.50% and 2.90% for 1999 respectively.









LIMITED-TERM TAX-FREE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                            1999      1998(1)    1997(1)    1996(1)     1995(1)     1994(1)
                                        ----------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,                          Audited
Beginning of Period.............          Numbers        $10.11    $10.08       $10.09      $9.95      $10.04
                                        ----------------------------------------------------------------------
                                          Not Yet
Income From                              Available
Investment Operations

  Net Investment Income ...........                        0.24      0.41         0.43       0.44        0.36

 Net Realized and Unrealized
 Gain (Loss) on Investment
 Transactions                                              0.05      0.10       (0.01)       0.14      (0.09)
                                        ----------------------------------------------------------------------

  Total From
  Investment Operations.........                           0.29      0.51         0.42       0.58        0.27
                                        ----------------------------------------------------------------------

Distributions

  From Net Investment Income.....                        (0.24)    (0.41)       (0.43)     (0.44)      (0.36)

  From Net Realized Gains
  on Investment Transactions....                               -    (0.07)            -          -           -

                                        ----------------------------------------------------------------------
  Total Distributions..........                               (0.24)    (0.48)       (0.43)     (0.44)      (0.36)
                                        ----------------------------------------------------------------------

Net Asset Value,
End of Period.........                                   $10.16    $10.11       $10.08     $10.09       $9.95
                                        ======================================================================

  TOTAL RETURN(2) .....                                   2.87%     5.22%        4.26%      5.95%       2.75%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets...........                     0.52%(3)     0.59%     0.38%(4)       -(4)        -(4)

  Ratio of Net Investment
  Income to Average Net Assets..                       4.04%(3)     4.05%        4.28%      4.38%       3.62%

  Portfolio Turnover Rate....                               28%       74%          68%        78%         42%

  Net Assets, End
  of Period (in thousands)..........                    $38,410   $36,437      $49,866    $58,837     $60,857

(1)  The period ended May 31, 1998  represents a seven month  reporting  period.
     The fund's fiscal year end was changed from October 31 to May 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4) The advisor had voluntarily waived its management fee through February 29, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been 0.60%.







INTERMEDIATE-TERM TAX-FREE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                            1999        1998(1)     1997(1)     1996(1)     1995(1)      1994(1)
                                        ----------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,                           Audited
Beginning of Period.....                   Numbers      $10.46      $10.35      $10.45      $10.01       $10.75
                                        ----------------------------------------------------------------------------
                                           Not Yet
Income From                               Available
Investment Operations

  Net Investment Income ....                             0.28        0.49        0.48        0.49         0.48

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions                                           0.08        0.21       (0.03)       0.52        (0.61)
                                        ----------------------------------------------------------------------------

  Total From
  Investment Operations......                            0.36        0.70        0.45        1.01        (0.13)
                                        ----------------------------------------------------------------------------

Distributions

  From Net Investment Income.                           (0.28)      (0.49)      (0.48)      (0.49)       (0.48)

  From Net Realized
  Gains on Investment
  Transactions.................                         (0.02)      (0.10)      (0.07)      (0.08)       (0.13)
                                        ----------------------------------------------------------------------------

  Total Distributions..........                         (0.30)      (0.59)      (0.55)      (0.57)       (0.61)
                                        ----------------------------------------------------------------------------

Net Asset Value,
End of Period...........                                $10.52      $10.46      $10.35      $10.45       $10.01
                                        ============================================================================

  TOTAL RETURN(2)...                                     3.50%       6.88%       4.47%      10.41%       (1.25)%

RATIOS/SUPPLEMENTAL DATA
  Ratio of Operating Expenses
  to Average Net Assets...........                     0.51%(3)      0.58%       0.60%       0.60%        0.60%

  Ratio of Net Investment
  Income to Average
  Net Assets.......                                    4.62%(3)      4.71%       4.66%       4.77%        4.59%

  Portfolio Turnover Rate....                             17%       35%(4)        39%         32%          74%

  Net Assets, End
  of Period (in thousands)............                 $137,907    $132,416     $80,568     $80,248      $81,400

(1)  The period ended May 31, 1998  represents a seven month  reporting  period.
     The fund's fiscal year end was changed from October 31 to May 31 during the period. Periods prior to 1998 are based on a fiscal year ended October 31.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  Purchases,  sales,  and market value  amounts for Benham  Intermediate-Term
     Tax-Free Fund prior to the merger were excluded from the portfolio turnover calculation.







LONG-TERM TAX-FREE FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                         1999        1998(1)         1997           1996          1995         1994
                                                  -----------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,
Beginning of Period ...........                       $10.75        $10.58         $10.54        $9.75        $11.10
                                                  -----------------------------------------------------------------------

Income From
Investment Operations

  Net Investment Income ...                            0.31          0.55           0.53          0.53         0.52

  Net Realized and Unrealized
  Gain (Loss) on Investment
  Transactions                                         0.13          0.33           0.04          0.83        (1.01)
                                                  -----------------------------------------------------------------------

  Total From
  Investment Operations..                              0.44          0.88           0.57          1.36        (0.49)
                                                  -----------------------------------------------------------------------

Distributions

  From Net Investment Income..                        (0.31)        (0.55)         (0.53)        (0.53)       (0.52)

  From Net Realized
  Gains on Investment
  Transactions............                            (0.07)        (0.16)           -           (0.04)       (0.34)
                                                  -----------------------------------------------------------------------

  Total Distributions..........                       (0.38)        (0.71)         (0.53)        (0.57)       (0.86)
                                                  -----------------------------------------------------------------------

Net Asset Value,
End of Period........                                 $10.81        $10.75         $10.58        $10.54        $9.75
                                                  =======================================================================

  Total Return(2)...                                  4.18%          8.59%         5.60%         14.45%       (4.70)%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets......                        0.51%(3)        0.58%         0.59%         0.59%         0.60%

  Ratio of Net Investment
  Income to Average
  Net Assets......................                   4.96%(3)        5.16%         5.06%         5.24%         5.00%

  Portfolio Turnover Rate....                          47%          65%(4)          60%           61%           66%

  Net Assets, End
  of Period (in thousands).....                      $116,615      $108,868       $60,772       $57,997       $50,964

(1) Seven months ended May 31, 1998. The Fund's fiscal year end was changed from October 31 to May 31 resulting in a seven month reporting period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  Purchases,  sales, and market value amounts for Benham  Long-Term  Tax-Free
     Fund prior to the merger were excluded from the portfolio turnover calculation.







HIGH-YIELD MUNICIPAL FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
                                                 1999       1998(1)
                                              -------------------------
PER-SHARE DATA
Net Asset Value,                                Audited
Beginning of Period.........                    Numbers      $9.99
                                              -------------------------
                                                Not Yet
Income From                                    Available
Investment Operations

  Net Investment Income .............                         0.09

  Net Realized and
  Unrealized Gain
  on Investment Transactions.....                             0.09
                                              -------------------------

  Total from Investment Operations......                      0.18
                                              -------------------------

Distributions

  From Net Investment Income..........                       (0.09)

  From Net Realized Gains on
  Investment Transactions ........                              -
                                              -------------------------

  Total Distributions .....................                  (0.09)
                                              -------------------------

Net Asset Value,
End of Period..........................                      $10.08
                                              =========================

  TOTAL                                                      1.81%
Return(2)...................................

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets(3) .......                             -

  Ratio of Net Investment
  Income to Average Net Assets(3).......                       5.38%(4)

  Portfolio Turnover Rate.......                              44%

  Net Assets, End
  of Period (in thousands)................                  $18,788

(1)  March 31, 1998 (inception) through May 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) The advisor has voluntarily agreed to pay all expenses of the fund from March 31, 1998 (inception) through April 30, 1999. In absence of the waiver, the annualized ratio of operating expenses to average net assets would have been 0.64% for both periods and the annualized ratio of net investment income to average net assets would have been 4.66% and 4.74%, for the year ended May 31, 1999 and the period March 31, 1998 through May 31, 1998, respectively.

(4)  Annualized.









More information about the funds is contained in these documents

ANNUAL AND SEMIANNUAL REPORTS
These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The  SEC  will   charge  a  fee  for   copying   the
                           documents.)


Investment Company Act File No. 811-4025


                                            [american century logo(reg.sm)]
                                                        American
                                                        Century

                                              American Century Investments
                                                     P.O. Box 419200
                                            Kansas City , Missouri 64141-6200

                                             1-800-345-2021 or 816-531-5575







FUND REFERENCE
                             Fund Code      Ticker        Newspaper Listing
---------------------------------------------------------------------------
Tax-Free Money Market        941            BNTXX         AmC TF
Limited-Term Tax-Free        032            TWTSX         LtdTF
Intermediate-Term Tax-Free   028            TWTIX         IntTF
Long-Term Tax-Free           029            TWTLX         LgTF
High-Yield Municipal         942            ABHYZ         HiYldMu
---------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century


PROSPECTUS

SEPTEMBER 7, 1999
--------------------------------------------------------------------------------

NEW YORK MUNICIPAL MONEY MARKET FUND
FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND
ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND


INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.






Dear Investor,


Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

o The funds' primary investments and risks
o A description of who may or may not want to invest in the funds
o Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks
o An overview of ways to best manage your accounts
o Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Services Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.












TABLE OF CONTENTS

An Overview of the Funds.......................................................2

Fund Performance History.......................................................3

Fees and Expenses..............................................................6

Information about the Funds....................................................7

         New York Municipal Money Market Fund
         Florida Municipal Money Market Fund
         Florida Intermediate-Term Municipal Fund
         Arizona Intermediate-Term Municipal Fund

Basics of Fixed-Income Investing..............................................xx

Management....................................................................xx

Investing with American Century...............................................xx

Share Price and Distributions.................................................xx

Taxes.........................................................................xx

Financial Highlights..........................................................xx


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Throughout  this  book  you'll  find  definitions  to key  investment  terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

o........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek high current income and investment returns that are exempt from regular federal income tax and taxes imposed by NewYork (both city and state), Florida or Arizona.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued by cities, counties and other municipalities and U.S. territories. Each of the funds invests in different types of these municipal debt securities and involves different risks. The chart below shows the primary differences among the funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

FUND                        PRIMARY INVESTMENTS                            PRIMARY RISKS
--------------------------- ---------------------------------------------- -------------------------------
New York Municipal Money    High-quality, very short-term debt securities  New York economic risk
Market                                                                     Some credit risk

Florida Municipal Money     High-quality, very short-term debt securities  Florida economic risk
Market                                                                     Some credit risk

Florida Intermediate-Term   Quality debt securities that mature in one     Florida economic risk
Municipal                   to five years                                  Credit risk
                                                                           Interest rate risk

Arizona Intermediate-Term   Quality debt securities that mature in four    Arizona economic risk
Municipal                   or more years                                  Credit risk
                                                                           Interest rate risk

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o a New York, Florida or Arizona resident or taxpayer
o seeking current tax-free income
o comfortable with risk based on New York's, Florida's or Arizona's economy
o comfortable with the funds' other investment risks
o seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o investing in a IRA or other tax-advantaged retirement plan
o investing for long-term growth
o looking for the added security of FDIC insurance

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DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and debentures.

o An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

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FUND PERFORMANCE HISTORY

Florida Municipal Money Market Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]
1998     3.13%
1997     3.39%
1996     3.67%
1995     4.07%

1 As of June 30, 1999, the end of the most recent calendar quarter, Florida Municipal Money Market's year-to-date return was ___%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                           Highest               Lowest
--------------------------------------------------------------------------------
Florida Municipal Money Market             1.06% (2Q 1995)       0.73% (4Q 1998)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class Shares for the periods indicated. The benchmark is included in the table for performance comparison.

For the calendar year ended December 31, 1998          1 year   Life of Fund (1)
--------------------------------------------------------------------------------
Florida Municipal Money Market                         3.13%    3.52%
Lipper Other States Tax-Exempt Money Market Funds      3.01%    3.20% (2)

1 The inception date for the fund is April 11, 1994.
2 Benchmark from April 30, 1994.


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o    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS






FUND PERFORMANCE HISTORY

Florida Intermediate-Term Municipal Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]
1998     6.49%
1997     8.22%
1996     3.66%
1995     13.49%

1 As of June 30, 1999, the end of the most recent calendar quarter, Florida Intermediate-Term Municipal's year-to-date return was ___%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                        Highest               Lowest
--------------------------------------------------------------------------------
Florida Intermediate-Term Municipal     5.06% (1Q 1995)       -0.51% (1Q 1996)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class Shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998       1 year     Life of Fund (1)
--------------------------------------------------------------------------------
Florida Intermediate-Term Municipal                 3.13%      3.52%
Lehman 5-Year General Obligation                    5.84%      6.25% (2)

1 The inception date for Florida Intermediate-Term Municipal is April 11, 1994. 2 Benchmark from April 30, 1994.

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o    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS






FUND PERFORMANCE HISTORY

Arizona Intermediate-Term Municipal Fund

ANNUAL TOTAL RETURNS (1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]
1998     5.90%
1997     6.90%
1996     3.74%
1995     13.15%

1 As of June 30, 1999, the end of the most recent calendar quarter, Arizona Intermediate-Term Municipal's year-to-date return was ___%.

The highest and lowest quarterly returns for the period reflected in the chart are:

                                           Highest             Lowest
--------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal        4.60% (1Q 1995)     -0.53% (1Q 1996)


AVERAGE ANNUAL RETURNS

The following table shows the average annual returns of the fund's Investor Class Shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998        1 year     Life of Fund (1)
--------------------------------------------------------------------------------
Arizona Intermediate-Term Municipal                  5.90%      6.66%
Lehman 5-Year General Obligation Index               5.84%      6.25% (2)

1 The inception date for Arizona Intermediate-Term Municipal is April 11, 1994. 2 Benchmark from April 30, 1994.


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o    The  performance  information  on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

o    For current performance  information,  including yields,  please call us at
     1-800-345-2021    or    visit    American    Century's    Web    site    at
     www.americancentury.com.

**********END LEFT MARGIN CALLOUTS






Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares
o to exchange into the Investor Class shares of other American Century funds
o to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                            Management       Distribution and         Other          Total Annual Fund
                                            Fee(1)           Service (12b-1) Fees     Expenses(2)    Operating Expenses
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
New York Municipal Money Market             0.50%            None                     0.01%          0.51%
Florida Municipal Money Market              0.50%            None                     0.01%          0.51%
Florida Intermediate-Term Municipal         0.50%            None                     0.01%          0.51%
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
Arizona Intermediate-Term Municipal         0.51%            None                     0.01%          0.52%

1 Based on expenses incurred during the funds' most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds' management fee rate generally decreases as fund assets increase.

2 Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel and interest.

EXAMPLES

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

o invest $10,000 in the fund
o redeem all of your shares at the end of the periods shown below
o earn a 5% return each year and
o incur the same operating expenses shown above,

 ... your cost of investing in the fund would be:
                                             1 year             3 years             5 years             10 years
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
New York Municipal Money Market              $52                $163                $285                $640
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
Florida Municipal Money Market               $52                $163                $285                $640
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
Florida Intermediate-Term Municipal          $52                $163                $285                $640
-------------------------------------------- ------------------ ------------------- ------------------- -------------------
Arizona Intermediate-Term Municipal          $53                $167                $290                $652

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o    Use this  example to compare  the costs of  investing  in other  funds.  Of course, your actual costs may be higher or lower.

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INFORMATION ABOUT THE FUNDS

NEW YORK MUNICIPAL MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

New York Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the New York tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy cash-equivalent, HIGH-QUALITY DEBT SECURITIES with income payments exempt from federal, New York state and New York City income taxes. Cities, counties and other municipalities in New York and U.S. territories (such as Puerto Rico) usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with income payments exempt from federal, New York state and New York City income taxes. Cities, counties and other municipalities in New York and U.S. territories (such as Puerto Rico) usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in New York municipal securities, it will be sensitive to events that affect New York's economy. New York Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.


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o    Income  from  New  York  Municipal  Money  Market  may  be  subject  to the alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A HIGH-QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

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FLORIDA MUNICIPAL MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Florida Municipal Money Market seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy cash-equivalent, HIGH-QUALITY DEBT SECURITIES with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy cash-equivalent, high-quality debt securities with income payments exempt federal income tax and which are exempt from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.


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o    Income  from  Florida   Municipal  Money  Market  may  be  subject  to  the
     alternative minimum tax. For more information, see "Taxes" in this Prospectus.

A HIGH-QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

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FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal income tax and seeks to be exempt from the Florida intangible personal property tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy QUALITY, intermediate-term debt securities with income payments exempt from federal income tax and which are exempt from the Florida intangible personal property tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy quality, intermediate-term debt securities with income payments exempt federal income tax and which are exempt from the Florida intangible personal property tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue its investment objective.

During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

The WEIGHTED AVERAGE MATURITY of the fund is expected to be between five and 10 years.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Florida Intermediate-Term Municipal than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Florida Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


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o    Income from the funds may be subject to the  alternative  minimum  tax. For more information, see "Taxes" in this Prospectus.

A QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. For more information, see "Weighted Average Maturity" in this Prospectus.

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ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from federal and Arizona income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy intermediate-term, QUALITY DEBT SECURITIES with income payments exempt from federal and Arizona income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects, such as schools and roads.

The fund managers also may buy intermediate-term,quality debt securities whose payments are exempt from federal and Arizona income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

The fund managers also may use futures contracts and options to pursue the fund's investment objectives.

During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

The WEIGHTED AVERAGE MATURITY of the fund is expected to be between five and 10 years.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Arizona Intermediate-Term Municipal than for funds which have shorter weighted average maturities, such as money market and short-term bond funds.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

As with all funds, at any given time the value of your shares of Arizona Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


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o    Income from the funds may be subject to the  alternative  minimum  tax. For more information, see "Taxes" in this Prospectus.

A QUALITY DEBT SECURITY is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the fund's credit quality standards are described in the Statement of Additional Information.

WEIGHTED AVERAGE MATURITY is a measure of a fund's interest rate sensitivity. For more information, see "Weighted Average Maturity" in this Prospectus.

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BASICS OF FIXED INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining which securities help a fund meet its maturity requirements

o eliminating securities that do not satisfy a fund's credit quality standards

o evaluating the current economic conditions and assessing the risk of inflation

o evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                       Amount of Security Owned       Percent of Portfolio   Remaining Maturity      Weighted Maturity
---------------------- ------------------------------ ---------------------- ----------------------- ----------------------
Debt Security A        $100,000                       25%                      1,000 days                250 days
Debt Security B        $300,000                       75%                     10,000 days              7,500 days
WEIGHTED AVERAGE MATURITY                                                                              7,750 DAYS

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect a funds' performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

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WEIGHTED  AVERAGE  MATURITY is a tool that the fund managers use to  approximate the remaining maturity of a fund's investment portfolio.

o The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

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When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price    Price after 1% increase    Change in price
------------------ ---------------- -------------------------- -----------------
1 year                     $100.00                     $99.06             -0.94%
3 years                     100.00                      97.38             -2.62%
10 years                    100.00                      93.20             -6.80%
30 years                    100.00                      88.69            -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

                     Quality
      High-Quality
                      A-1                     A-2                 A-3
                      P-1                     P-2                 P-3
                    MIG-1                   MIG-2               MIG-3
                     SP-1                    SP-2                SP-3
          AAA          AA           A         BBB          BB           B         CCC          CC           C           D
-------------------------- ----------------------------------------------- ----------- ----------- ----------- -----------
                           New York Municipal Money Market
                           -----------------------------------------------
-------------------------- ----------------------------------------------- ----------- ----------- ----------- -----------
                           Florida Municipal Money Market
                           -----------------------------------------------
Florida Intermediate-Term Municipal
--------------------------------------------------
--------------------------------------------------
Arizona Intermediate-Term Municipal
--------------------------------------------------
--------------------------------------------------
Investment Grade                                   Non-investment grade
-------------- ----------------------------------- -----------------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk since a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.


LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

INFLATION RISK

The safest investments usually have the lowest potential income and performance. However, returns from these investments may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

**********LEFT MARGIN CALLOUTS

o    Credit quality may be lower when the issuer has

     o a high debt level
     o a short operating history
     o a senior level of debt
     o a difficult, competitive environment
     o a less stable cash flow

o The Statement of Additional Information provides a detailed description of these securities ratings.

**********END LEFT MARGIN CALLOUTS

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                               Interest Rate Risk  Credit Risk         Liquidity Risk     Inflation Risk
---------------------------------------------- ------------------- ------------------- ------------------ -------------------
New York Municipal Money Market                Lowest              Lowest              Lowest             Lowest
Florida Municipal Money Market                 Lowest              Lowest              Lowest             Lowest
Florida Intermediate-Term Municipal            Medium              Medium              Medium             Medium
Arizona Intermediate-Term Municipal            Medium              Medium              Medium             Medium

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.









MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets
for the Most Recent Fiscal Year Ended May 31, 1999
--------------------------------------------------------------------------------
Florida Municipal Money Market                                       0.50%
Florida Intermediate-Term Municipal                                  0.50%
Arizona Intermediate-Term Municipal                                  0.51%






THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead the investment teams are identified below:

BRYAN E. KARCHER

Mr. Karcher, Portfolio Manager, has been a member of the team that manages Florida Municipal Money Market since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since 1995. He holds a bachelor's degree in economics from the University of California--Los Angeles. He is a Chartered Financial Analyst.

KENNETH M. SALINGER

Mr. Salinger, Portfolio Manager, has been a member of the team that manages Arizona Intermediate-Term Municipal team since June 1998 and the Florida Intermediate-Term Municipal team since October 1996. He joined American Century in April 1992. He has a bachelor's degree in quantitative economics from the University of California--San Diego.


**********LEFT MARGIN CALLOUTS

o    CODE OF ETHICS
     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU
You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call us or use our Automated Information Line
1-800-345-2021                     an account by exchanging shares from another   if you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call us or use our Automated Information       Call an Investor Relations Representative.
1-800-345-3533                     Line if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send us your check or money order for at
Kansas City, MO 64141-6200         check or money order payable to American       least $50 with an investment slip or $250
                                   Century Investments.                           without an investment slip. If you don't have
Fax                                                                               an investment slip, include your name,
 816-340-7962                      Exchange shares                                address and account number on your check or
                                   Send us written instructions to exchange       money order.
                                   your shares from one American Century
                                   account to another.                            Sell shares
                                                                                  Send us written instructions or a redemption
                                                                                  form to sell shares. Call an Investor
                                                                                  Relations Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.







A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail a         Follow the wire instructions provided in the
                                 completed application to the address provided    "Open an account" section
                                 in the "By Mail" section and give your bank
                                 the following information.                       Sell shares
                                 Our bank information:                            You can receive redemption proceeds by wire
Please remember that if you               Commerce Bank N.A.                      or electronic transfer.
request redemptions by wire,              Routing No. 101000019
$10 will be deducted from the             Account No. 2804918
amount wired. Your bank also     The fund name
may charge a fee.                Your American Century account number*
                                 Your name                                        Exchange shares
                                 The contribution year (for IRAs only)            Not available.

                                 *For additional investments only
-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send us written instructions to set up an        account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.
-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments and sell or exchange shares.

                                 4500 Main St.                                    4917 Town Center Drive
                                 Kansas City, Missouri                            Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday-Friday               8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday

                                 1665 Charleston Road                             9445 East County Line Road, Suite A
                                 Mountain View, California                        Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday-Friday                  8 a.m. to 6 p.m., Monday-Friday
                                                                                  8 a.m. to noon, Saturday
-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------









MINIMUM INITIAL INVESTMENT AMOUNTS (1)

To open an account the minimum investments are as follows:         Florida Municipal Money Market      Other Funds
-------------------------------------------------------------------------------------------------------------------
Individual or Joint                                                                        $2,500           $5,000
UGMA/UTMA                                                                                  $2,500           $5,000

1    The funds in this Prospectus are not available for retirement accounts

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

**********LEFT MARGIN CALLOUTS

o Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund (except Florida Municipal Money Market) are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Each money market fund declares and reinvests distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund (except Florida Municipal Money Market) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distribution received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our services guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS






TAXES

TAX-EXEMPT INCOME. Most of the income that the funds receive from municipal securities is exempt from regular federal income taxes. Distributions from New York Municipal Money Market and Arizona Intermediate-Term Municipal will also be exempt from New York and Arizona income taxes, respectively. Shares of Florida Municipal Money Market and Florida Intermediate-Term Municipal will also generally be exempt from the Florida intangible personal property tax. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The funds may also purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, then distributions from the funds that represent income derived from private activity bonds is taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME. The funds' investment performance is also based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are:

>> Market Discount Purchases. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income to shareholders if it is distributed to you.

>> Capital Gains. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss.

>> Temporary Investments. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.


Type of distribution               Tax rate for 15% bracket             Tax rate for 28% bracket or above
--------------------------- ---------------------------------------- -----------------------------------------
Short-term capital gains             Ordinary income rate                      Ordinary income rate
Long-term capital gains                       10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distribution in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

**********LEFT MARGIN CALLOUTS

o    BUYING A DIVIDEND
     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS







Financial Highlights

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes as appropriate

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o    Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended March 31, 1998 and 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.









FLORIDA MUNICIPAL MONEY MARKET
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                                                         1998           1997           1996           1995
                                             ------------------------------------------------------------------------------
PER-SHARE DATA
Net Asset Value,                                  Audited
Beginning of Period...........                    Numbers               $1.00          $1.00          $1.00          $1.00
                                             ------------------------------------------------------------------------------
                                                  Not Yet
Income From                                      Available
Investment Operations

  Net Investment Income ...........                                      0.03           0.03           0.04           0.04
                                             ------------------------------------------------------------------------------

Distributions

  From Net
  Investment Income...........                                         (0.03)         (0.03)         (0.04)         (0.04)
                                             ------------------------------------------------------------------------------

Net Asset Value,
End of Period.................                                          $1.00          $1.00          $1.00          $1.00
                                             ==============================================================================

  TOTAL RETURN(1)..................                                     3.31%          3.55%          3.86%          3.71%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets ............                                    0.51%          0.12%          0.01%              -

  Ratio of Operating Expenses to Average
  Net Assets (Before Expense Waiver) .                                  0.53%          0.66%          0.71%          0.88%

  Ratio of Net Investment
  Income to Average Net Assets.                                         3.25%          3.48%          3.75%          3.93%

 Ratio of Net Investment Income to
  Average Net Assets (Before Expense Waiver)                            3.23%          2.94%          3.05%          3.05%

  Net Assets, End
  of Period (in thousands)................                           $109,684       $112,129        $99,993        $45,147

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.






Florida Intermediate-Term Municipal
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                                    1999         1998           1997           1996             1995
                                                ----------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,                                  Audited
Beginning of Period......                         Numbers       $10.34         $10.18         $10.30           $10.11
                                                ----------------------------------------------------------------------------
                                                  Not Yet
Income From Investment Operations                Available

  Net Investment Income ..............                           0.45           0.46           0.52             0.52

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions.....                                0.38           0.20          (0.08)            0.19
                                                ----------------------------------------------------------------------------

  Total From
  Investment Operations.........                                 0.83           0.66           0.44             0.71
                                                ----------------------------------------------------------------------------

Distributions

  From Net Investment Income.....                               (0.45)         (0.46)         (0.52)           (0.52)

  From Net Realized
  Capital Gains........                                         (0.16)         (0.04)         (0.04)             -
                                                ----------------------------------------------------------------------------

  Total Distributions........                                   (0.61)         (0.50)         (0.56)           (0.52)
                                                ----------------------------------------------------------------------------

Net Asset Value,
End of Period..........................                         $10.56         $10.34         $10.18           $10.30
                                                ============================================================================

  TOTAL RETURN(1)..............                                  8.20%         6.63%          4.34%            7.31%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets............                              0.54%         0.65%          0.13%              -

  Ratio of Operating Expenses to Average
  Net Assets (Before Expense Waiver)......                       0.58%         0.86%          0.88%            1.09%

  Ratio of Net Investment
  Income to Average Net Assets.                                  4.28%         4.42%          5.05%            5.23%

  Ratio of Net Investment Income to
  Average Net Assets (Before Expense Waiver)...                  4.24%         4.21%          4.30%            4.14%

  Portfolio Turnover Rate.......                                 154%           82%            66%              37%

  Net Assets, End
  of Period (in thousands)................                      $29,605       $16,513        $10,319           $9,532

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.






Arizona Intermediate-Term Municipal
Investor Class

For a Share Outstanding Throughout the Years Ended March 31
                                                           1998       1997      1996       1995
                                             -------------------------------------------------------
PER-SHARE DATA
                                               Audited
Net Asset Value,                               Numbers
Beginning of Period.......                     Not Yet    $10.44     $10.31    $10.35     $10.13
                                             -------------------------------------------------------
                                              Available
Income From
Investment Operations

  Net Investment Income                                    0.46       0.45      0.51       0.51

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions.....                          0.28       0.13     (0.03)      0.22
                                             -------------------------------------------------------

  Total From
  Investment Operations.........                           0.74       0.58      0.48       0.73
                                             -------------------------------------------------------

Distributions

  From Net Investment Income.......                       (0.46)     (0.45)    (0.51)     (0.51)

  From Net Realized Gains on
  Investment Transactions........                         (0.05)       -       (0.01)       -
                                             -------------------------------------------------------

  Total Distributions........                             (0.51)     (0.45)    (0.52)     (0.51)
                                             -------------------------------------------------------

Net Asset Value,
End of Period.........                                    $10.67     $10.44    $10.31     $10.35
                                             =======================================================

  TOTAL RETURN(1)..........                                7.19%     5.77%     4.65%      7.52%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets............                        0.54%     0.66%     0.14%        -

  Ratio of Operating Expenses to Average
  Net Assets (Before Expense Waiver).                      0.60%     0.79%     0.82%      1.01%

  Ratio of Net Investment
  Income to Average Net Assets.                            4.33%     4.35%     4.85%      5.16%

  Ratio of Net Investment Income to
  Average Net Assets (Before Expense Waiver)               4.27%     4.22%     4.17%      4.15%

  Portfolio Turnover Rate.......                            39%       81%       36%        33%

  Net Assets, End
  of Period (in thousands)................                $40,047   $30,555   $25,789    $19,778

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.







More information about the funds is contained in these documents:

ANNUAL AND SEMIANNUAL REPORTS
These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
On the internet            www.sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The  SEC  will   charge  a  fee  for   copying   the
                            documents.)


Investment Company Act File No. 811-4025


                                          [american century logo(reg.sm)]
                                                  American Century

                                           American Century Investments
                                                  P.O. Box 419200
                                         Kansas City, Missouri 64141-6200

                                          1-800-345-2021 or 816-531-5575






FUND REFERENCE
                                                         Fund Code              Ticker          Newspaper Listing
----------------------------------------------------------------------------------------------------------------------------
Florida Municipal Money Market                           945                    BEFXX           AmC FLMu
Florida Intermediate-Term Municipal                      946                    ACBFX           FLIntMu
Arizona Intermediate-Term Municipal                      948                    BEAMX           AZIntMu
----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
SEPTEMBER 7, 1999

AMERICAN CENTURY
MUNICIPAL TRUST



This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated August 31, 1999, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual report by calling 1-800-345-2021.





TAX-FREE MONEY MARKET FUND
FLORIDA MUNICIPAL MONEY MARKET FUND
LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND
HIGH-YIELD MUNICIPAL FUND
ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

Distributed by Funds Distributor, Inc.





TABLE OF CONTENTS
================================================================================

THE FUNDS'HISTORY..............................................................1

FUND INVESTMENT GUIDELINES.....................................................1
   Florida Municipal MoneyMarket Fund and
     Florida Intermediate-Term Municipal Fund...................................
   Arizona Intermediate-Term Municipal Fund.....................................
   Tax-Free Money Market Fund, Limited-Term Tax-Free Fund,
     Intermediate-Term Tax-Free Fund and
   Long-Term Tax Free Fund......................................................
   High-Yield Municipal Fund....................................................
   Credit Quality and Maturity Guidelines.....................................13

DETAILED INFORMATION ABOUT THE FUNDS............................................
   Investment Strategies and Risks..............................................
   Investment Policies........................................................13
   Temporary Defensive Measures...............................................15
   Portfolio Turnover.........................................................15

MANAGEMENT....................................................................15
   The Board of Trustees......................................................15
   Officers...................................................................17

THE FUNDS'PRINCIPAL SHAREHOLDERS..............................................18

SERVICE PROVIDERS.............................................................19
   Investment Advisor.........................................................19
   Transfer Agent and Administrator...........................................21
   Distributor................................................................21

OTHER SERVICE PROVIDERS.......................................................22
   Custodian Banks............................................................21
   Independent Accountants....................................................21

BROKERAGE ALLOCATION..........................................................22

INFORMATION ABOUT FUND SHARES.................................................23
   Buying and Selling Fund Shares.............................................XX
   Valuation of Portfolio Securities..........................................XX
      Money Market Funds......................................................23
      Non-Money Market Funds..................................................24

TAXES.........................................................................24
   Federal Income Tax.........................................................XX

HOW FUND PERFORMANCE INFORMATION IS CALCULATED................................24

FINANCIAL STATEMENTS..........................................................28
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS................................XX








THE FUNDS' HISTORY
American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984. From then until January 1997, it was known as Benham Municipal Income Trust. Throughout this Statement of Additional Information we refer to American Century Municipal Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

Fund                                              Ticker Symbol   Inception Date
------------------------------------------------- --------------- --------------
Tax-Free Money Market                             BNTXX           7/31/84
Florida Municipal Money Market                    BEFXX           4/11/94
Limited-Term Tax-Free                             TWTSX           3/1/93
Intermediate-Term Tax-Free                        TWT1X           3/2/87
Long-Term Tax-Free                                TWTLX           3/2/87
High-Yield Municipal                              ABHY2           3/31/98
Arizona Intermediate-Term Municipal               BEAMX           4/11/94
Florida Intermediate-Term Municipal               ACBFX           4/11/94
------------------------------------------------- --------------- --------------

FUND INVESTMENT GUIDELINES
This section explains the extent to which the funds' advisor, American Century Investment Management, Inc. can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page XX. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectuses.

Each fund (except High-Yield Municipal, Florida Municipal Money Market, Florida Intermediate-Term Municipal and Arizona Intermediate-Term Municipal) is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

Tax-Free Money Market and Florida Municipal Money Market each operate pursuant to Rule 2a-7 under the Investment Company Act. That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.


FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND
The Florida Municipal Money Market Fund and Florida Intermediate-Term Municipal Fund seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.

The funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the funds may generate some taxable income. The funds also provide an investment that is intended to be exempt from the Florida Intangibles Tax. Because of this emphasis on tax-exempt income, the funds by themselves do not constitute a balanced investment plan.

Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The funds are not limited, however, in their investments in securities that are subject to the Federal Alternative Minimum Tax (AMT).

In addition, each fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of Florida, its political subdivisions, agencies and instrumentalities, or U.S. possessions or territories such as Puerto Rico). The remaining 35% of each fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax purposes of the 80% policy noted above.

A fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.


ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND
Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Intermediate-Term Municipal is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

In addition, Arizona Intermediate-Term Municipal will invest at least 65% of its net assets in Arizona municipal obligations (obligations issued by or on behalf of Arizona; its political subdivisions, agencies and instrumentalities; or U.S. possessions or territories such as Puerto Rico). The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.


TAX-FREE MONEY MARKET FUND, LIMITED-TERM TAX-FREE FUND, INTERMEDIATE-TERM TAX-FREE FUND, LONG-TERM TAX-FREE FUND
Tax-Free  Money  Market  Fund,  Limited-Term  Tax-Free  Fund,  Intermediate-Term
Tax-Free Fund, and Long-Term Tax-Free Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT.


HIGH-YIELD MUNICIPAL FUND
High-Yield Municipal Fund seeks to provide high current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.


CREDIT QUALITY AND MATURITY GUIDELINES

The Money Market Funds


Tax-Free Money Market Fund and Florida Municipal Money Market Fund seek to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the funds are neither insured nor guaranteed by the U.S. government.

The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, each fund: (1) buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less); (2) maintains a dollar-weighted average portfolio maturity of 90 days or less; and (3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following: (1) a U.S. government obligation; (2) rated (or issued by an issuer rated with respect to a class of short-term obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); or (3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.


Non-Money Market Funds (except High-Yield Municipal)

Limited-Term Tax-Free, Intermediate-Term Tax-Free, Long-Term Tax-Free, Arizona Intermediate-Term Municipal and Florida Intermediate-Term Municipal have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the Prospectus.

In terms of credit quality, each of these funds restricts its investments to (1) municipal bonds rated, when acquired, within the four highest categories designated by a rating agency; (2) municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency; and (3) unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of comparable quality.


DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS
This section describes each of the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.


Concentration in Types of Municipal Activities
From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.


About the Risks Affecting Arizona Municipal Securities
As noted in the Prospectus, the Arizona Intermediate-Term Municipal fund is susceptible to political, economic and regulatory events that affect issuers of Arizona municipal obligations. These include possible adverse affects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Located in the country's sunbelt, Arizona has been, and is projected to continue to be, one of the faster growing areas in the United States. Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product, and job creation.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National Park; central Arizona, which is rugged, mountainous, and heavily forested; and the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region. Land ownership is vested largely in the federal and state governments: 32% is owned by the federal government, 28% is held as Federal Trust Land (Indian), 17% is in private ownership, and 13% is held by the state, leaving approximately 10% held in other categories.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance, and real estate. Arizona's economy has continued to grow in recent years, as it is among the fastest growing states in the nation.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.

The state and local governmental units are subject to limitations imposed by Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

Arizona is required by law to maintain a balanced budget. In the past, the state has used a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may be required to do so again in the future.


About the Risks Affecting Florida Municipal Securities
As noted in the Prospectus, the Florida Municipal Money Market and Florida Intermediate-Term Municipal funds are susceptible to political, economic and regulatory events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds' policies of concentrating their assets in Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.

In recent years, the Florida economy has been transforming from a narrow base of agriculture and seasonal tourism into a service and trade economy, with substantial insurance, banking and export participation as well as greater year-round attraction. The outlook for the Florida economy is continued expansion fueled by population growth but at a slower rate than that of the 1980s.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession and presents difficulties in expanding the tax base in an economy increasingly geared to services. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past; Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. Future budgets may require a wider revenue base to meet such demands; the most likely candidate for such revenue enhancement is a tax on consumer services. The creation of a Florida personal income tax is a remote possibility because it would require an amendment to the state's constitution. However, there can be no assurance that a personal income tax will not be implemented in the future. If such a tax were to be imposed, there is no assurance that interest earned on Florida municipal obligations would be exempt from this tax.


About the Risks Affecting Puerto Rico Municipal Securities
From time to time the funds invest in obligations of the Commonwealth of Puerto Rico and its public corporations which are exempt from federal, state, and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of December 31, 1996, public sector debt issued by the Commonwealth and its public corporations totaled $18.4 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains are attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico. The number of persons employed in Puerto Rico during fiscal 1994 averaged one million persons -- a record level. Unemployment, however, still remains high at 13.8 percent.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth has maintained a fiscal policy, which seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt. Between fiscal years 1992 and 1996, debt increased 27.5% while gross product rose 27.7%. Short-term debt remains a modest 13% of total debt outstanding as of December 31, 1996. The maximum annual debt service requirement on Commonwealth general obligation debt totaled 8.7% of governmental revenues for fiscal 1997. This is well below the 15% limit imposed by the Constitution of Puerto Rico.

After recording three years of positive operating results from 1989 to 1991, the Commonwealth's General Fund moved into a deficit position, with a $62 million cash deficit for fiscal 1992 and a $116 million deficit for fiscal 1993. The fiscal 1994 budget was balanced with an increase in the "tollgate" tax on
Section 936 companies and improved revenue collections, which enabled the Commonwealth to record a strong turnaround in the General Fund balance to $309 million (6.8% of General Fund expenses). A General Fund unreserved balance of $171 million was recorded for the end of fiscal year 1996.

The Commonwealth's economy remains vulnerable to changes in oil prices, American trade, foreign policy and levels of federal assistance. Per-capita income levels, while being the highest in the Caribbean, lag far behind the United States. In November 1993, the voters of Puerto Rico were asked in a non-binding referendum to consider the options of statehood, continued Commonwealth status or independence. Of the 48.4% of the voters who favored continuation of Commonwealth status, 46.2% were for statehood, and 4.4% were for independence. In February 1997, legislation was introduced in Congress proposing a mechanism to permanently settle the political relationship with the United States.

For many years, U.S. companies operating in Puerto Rico were eligible to receive a special tax credit available under Section 936 of the federal tax code, which helped spur significant expansion in capital-intensive manufacturing activity. Federal tax legislation was passed in 1993, which revised the tax benefits received by U.S. corporations (Section 936 firms) that operate manufacturing facilities in Puerto Rico. The legislation provides these firms with two options: a five-year phased reduction of the income-based tax credit to 40% of the previously allowable credit or the conversion to a wage-based standard, allowing a tax credit for the first 60% of qualified compensation paid to employees as defined in the Internal Revenue Code. Studies indicate that there have been no reductions in the economic growth rate or employment in industries that were expected to be impacted by the 1993 amendments. In 1996, amendments were signed into law to phase out the tax credit over a 10-year period for existing claimants and to eliminate it for corporations without established operations after October 1995. At present, it is difficult to forecast what the short- and long-term effects of a phase-out of the Section 936 credit would have on the economy of Puerto Rico.

A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The two main public pension systems are largely underfunded. The employees' retirement system has a funded ratio of 19% and an unfunded liability of $5.0 billion. The teachers' retirement system has a funded ratio of 56% and an unfunded liability of $1.1 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.


Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest. Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.


Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) Bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.


Variable- and Floating-Rate Obligations
The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.


Obligations with Term Puts Attached
Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features. The advisor may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.


Tender Option Bonds
Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the advisor monitors the credit quality of bonds underlying the funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The advisor also takes steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.


When-Issued and Forward Commitment Agreements
The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.


Municipal Lease Obligations
Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. state constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.


Inverse Floaters
The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o Floater holders receive interest based on rates set at a six month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

o Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.


Lower-Quality Bonds
As indicated in the Prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers.

Projects financed through the issuance of lower-quality bonds are often highly leveraged. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds frequently have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have negative tax implications for shareholders.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market is dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.


Short-Term Securities
Under certain circumstances, the non-money market funds may invest in short-term municipal or U.S. government securities, including money market instruments (short-term securities). If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

Except as otherwise required for temporary defensive purposes, the advisor does not expect the non-money market funds to invest more than 35% of total assets in short-term securities.

Pursuant to an  exemptive  order from the  Securities  and  Exchange  Commission
(SEC), each non-money market fund may invest in shares of any money market funds to facilitate cash management provided that the investment is consistent with the funds' investment policies and restrictions.

The non-money market funds may invest up to 5% of their total assets in shares of any money market funds. To avoid generating dividend income subject to the AMT, the non-money market funds (excluding High-Yield Municipal) will limit their money market fund investments to Tax-Free Money Market. High-Yield Municipal, which ordinarily invests in AMT securities, may invest up to 5% of its total assets in shares of either of the money market funds.


Futures and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indexes such as the Bond Buyer Index of Municipal Bonds that are consistent with the fund's investment objectives. The fund also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands. Instead, these contracts settle in cash at the spot market value of the Bond Buyer Municipal Bond Index.

Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.


Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


Options On Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.


Restrictions on the Use of Futures Contracts and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

The funds intend to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the funds' investments in such instruments.


Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.


INVESTMENT POLICIES
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


Fundamental Investment Policies
The funds are subject to the following investment restrictions that are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.











Subject           Policy
----------------- -----------------------------------------------------------------------------------------------
Senior            A fund may not issue  senior  securities,  except as permitted
Securities        under the Investment Company Act.

Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for  leveraging or  investment) in an amount not exceeding 33 1/3% of the fund's total  assets  (including  the amount borrowed) less liabilities (other than borrowings).

Lending A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This
                  policy  shall  not  prevent  the  fund  from   investment   in
                  securities  or other  instruments  backed  by real  estate  or securities  of  companies  that  deal  in real  estate  or are engaged in the real estate business.

Concentration     A fund may not  concentrate  its  investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting      A fund may not act as an underwriter  of securities  issued by others,  except to the extent that the fund may be  considered an  underwriter  within the meaning of the  Securities  Act of
                  1933 in the disposition of restricted securities.

Commodities       A fund may not purchase or sell  physical  commodities  unless acquired  as a result  of  ownership  of  securities  or other instruments;  provided that this limitation shall not prohibit the fund  from  purchasing  or  selling  options  and  futures contracts or from investing in securities or other instruments backed by physical commodities.

Control A fund may not invest for purposes of exercising control over management.


Nonfundamental Investment Policies
In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Subject                       Policy
----------------------------- -----------------------------------------------------------------------------------
Diversification               A fund may not purchase additional investment securities at any time during which
(Tax-Free Money Market,       outstanding borrowings exceed 5% of the total assets of the fund.
Limited-Term,
Intermediate-Term and
Long-Term Tax-Free)

Diversification               To meet federal tax requirements for qualification as a regulated investment
(Florida Municipal Money      company, each fund must limit its investments so that at the close of each
Market, Florida               quarter of its taxable year (1) no more than 25% of its total assets are invested
Intermediate-Term             in the securities of a single issuer (other than the U.S government or a
Municipal, Arizona            regulated investment company), and (2) with respect to at least 50% of its total
Intermediate-Term Municipal   assets, no more than 5% of its total assets are invested in the securities of a
and High-Yield Municipal)     single issuer.

Futures and options [money    The money market funds may not purchase or sell futures contracts or call
market funds only]            options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity                     A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales                   A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin                        A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles: (1) interest-bearing bank accounts or certificates of deposit; (2) U.S. government securities and repurchase agreements collateralized by U.S. government securities; and (3) other money market funds.


PORTFOLIO TURNOVER
Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates (except those of the money market funds) are listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.


MANAGEMENT

THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. Two-thirds of the trustees are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past Five Years
--------------------------- ---------- --------------------------------------------------------------------------
Albert A. Eisenstat (69)    Trustee    Independent Director, Commercial Metals Co. (1982 to present)
1665 Charleston Road                   Independent Director, Sungard Data Systems (1991 to present)
Mountain View, CA  94043               General Partner, Discovery Ventures (venture capital firm, 1996 to 1998)
                                       Independent Director, Business Objects S/A (software & programming, 1994 to present)

Ronald J. Gilson (52)       Trustee    Charles J. Meyers Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (1979 to present)
Mountain View, CA  94043               Mark and Eva Stern Professor of Law and Business, Columbia University
                                       School of Law (1992 to present)
                                       Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

William M. Lyons* (43)      Trustee    President, Chief Operating Officer and Assistant Secretary, ACC
4500 Main Street                       Executive Vice President, Chief Operating Officer and Secretary, ACSC
Kansas City, MO 64111                  and ACIS

Myron S. Scholes (58)       Trustee    Limited Partner, Long-Term Capital Management (since February 1999)
1665 Charleston Road                   Principal, Long-Term Capital Management (investment advisor, 1993 to
Mountain View, CA  94043               January 1999)
                                       Frank E. Buck Professor of Finance, Stanford Graduate School of Business
                                       (1981 to present)
                                       Director, Dimensional Fund Advisors (investment advisor, since 1982)
                                       Director, Smith Breeden Family of Funds (1992 to present)

Kenneth E. Scott (70)       Trustee    Ralph M. Parsons Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (1972 to present)
Mountain View, CA  94043               Director, RCM Capital Funds, Inc. (1994 to present)

Isaac Stein (52)            Trustee    Director, Raychem Corporation (electrical equipment, since 1993)
1665 Charleston Road                   President, Waverley Associates, Inc. (private investment firm, 1983 to
Mountain View, CA  94043               present)
                                       Director,         ALZA        Corporation
                                       (pharmaceuticals,    1987   to   present)
                                       Trustee,  Stanford  University  (1994  to
                                       present)   Chairman,    Stanford   Health
                                       Services (1994 to present)

James E. Stowers III* (40)  Trustee,   Chief Executive Officer and Director, ACC
4500 Main Street            Chairman   President, Chief Executive Officer and Director, ACSC and ACIS
Kansas City, MO 64111       of the     Son of James E. Stowers, Jr. (founder)
                            Board

Jeanne D. Wohlers (54)      Trustee    Director, Indus International (software solutions, January 1999 to
1665 Charleston Road                   present)
Mountain View, CA  94043               Director and Partner, Windy Hill Productions, LP (educational software,
                                       1994 to 1998)
                                       Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------- ---------- --------------------------------------------------------------------------

Committees
The Board has four committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named acts as chairman of the committee:

------------------ ------------------- --------------------------------------------------------------------------
Committee          Members             Function of Committee
------------------ ------------------- --------------------------------------------------------------------------
Audit              Jeanne D. Wohlers   The Audit Committee selects and oversees the activities of the Trust's
                   Albert A.           independent auditor. The committee receives reports from the advisor's
                   Eisenstat           Internal Audit Department, which is accountable solely to the committee.
                   Kenneth E. Scott    The committee also receives reporting about compliance matters affecting the Trust.

Nominating         Kenneth E. Scott    The Nominating Committee primarily considers and recommends individuals
                   Myron S. Scholes    for nomination as trustees. The names of potential trustee candidates
                   Albert A.           are drawn from a number of sources, including recommendations from
                   Eisenstat           members of the Board, management and shareholders. This committee also
                   Ronald J. Gilson    reviews and makes recommendations to the Board with respect to the
                   Isaac Stein         composition of Board committees and other Board-related matters,
                   Jeanne D. Wohlers   including its organization, size, composition, responsibilities, functions and compensation.

Portfolio          Myron S. Scholes    The Portfolio Committee reviews quarterly the investment activities and
                   Ronald J. Gilson    strategies used to manage fund assets. The committee regularly receives
                   Isaac Stein         reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

Quality of         William Lyons       The Quality of Service Committee reviews the level and quality of
Service            Ronald J. Gilson    transfer agent and administrative services provided to the funds and
                   Myron S. Scholes    their shareholders. It receives and reviews reports comparing those
                   Isaac Stein         services to fund competitors and seeks to improve such services where feasible and appropriate.
------------------ ------------------- --------------------------------------------------------------------------

Compensation of Trustees
The trustees also serve as trustees for six American Century investment companies other than American Century Municipal Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the Trust for the periods indicated and by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.

 AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 1999
---------------------------- ---------------------- ---------------------
                               Total Compensation
                                    from the
                              Total Compensation      American Century
Name of Trustee                      from            Family of Funds(2)
                                 the Funds(1)
---------------------------- ---------------------- ---------------------
Albert A. Eisenstat                 $13,571               $57,750
Ronald J. Gilson                    13,917                 66,500
Myron S. Scholes                    13,424                 55,250
Kenneth E. Scott                    13,905                 66,500
Isaac Stein                         13,695                 61,750
Jeanne D. Wohlers                   13,832                 64,750
---------------------------- ---------------------- ---------------------

1 Includes compensation paid to the trustees during the fiscal year ended May 31, 1999, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $13,571; Mr. Gilson, $13,917; Mr. Scholes, $13,424, and Mr. Scott, $6,952.

2 Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.

The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 1999.


OFFICERS
Background information for the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; ACC; ACC's subsidiaries (including ACIM and ACSC); or the funds' distributor (FDI), as specified in the following table.

                            Positions
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past Five Years
--------------------------- ---------- ---------------------------------------------------------------------------
George A. Rio (44)          President  Executive Vice President and Director of Client Services, FDI (March 1998
60 State St.                           to present)
Boston, MA 02109                       Senior Vice President and Senior Key Account Manager, Putnam Mutual Funds
                                       (June 1995 to March 1998)
                                       Director Business Development, First Data Corporation (May 1994 to June
                                       1995)

Christopher J. Kelley (34)  Vice       Vice President and Associate General Counsel, FDI (July 1996 to present)
60 State St.                President  Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
Boston, MA 02109                       Compliance Officer, Putnam Investments (1992 to April 1994)

Mary A. Nelson (35)         Vice       Vice President and Manager of Treasury Services and Administration, FDI,
60 State St.                President  (1994 to present)
Boston, MA 02109                       Assistant Vice President and Client Manager, The Boston Company, Inc.
                                       (1989 to 1994)

Maryanne Roepke, CPA (43)   Vice       Senior Vice President, Treasurer and Principal Accounting Officer, ACSC
4500 Main St.               President
Kansas City, MO 64111       and
                            Treasurer

David C. Tucker (41)        Vice       Senior Vice President and General Counsel, ACSC and ACIM (June 1998 to
4500 Main St.               President  present)
Kansas City, MO 64111                  General Counsel, ACC (June 1998 to present)
                                       Consultant  to mutual fund  industry (May
                                       1997 to April  1998) Vice  President  and
                                       General Counsel, Janus Companies (1990 to
                                       1997)

Douglas A. Paul (52)        Secretary  Vice President and Associate General Counsel, ACSC
1665 Charleston Road        and Vice
Mountain View, CA  94043    President

C. Jean Wade (35)           Controller Controller--Fund Accounting, ACSC
4500 Main St.
Kansas City, MO 64111

Jon Zindel (32)             Tax        Vice President and Director of Taxation, ACSC (1996 to present
4500 Main St.               Officer    Tax Manager, Price Waterhouse LLP (1989-1996)
Kansas City, MO 64111


THE FUNDS' PRINCIPAL SHAREHOLDERS
As of August 31, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:


Fund                                           Shareholder and Percentage of Shares Outstanding
---------------------------------------------- -------------------------------------------------------------------
Tax-Free Money Market                          James A. Benham
                                               Incline Village, NV -- _____%

Florida Municipal Money Market                 Morgan Guaranty
                                               New York, NY -- _____%
                                               Margaret A. Benham
                                               Astatula, FL -- _____%
                                               Benjamin Benham
                                               Chuluota, FL -- _____%

Limited-Term Tax-Free                          Charles Schwab & Company
                                               San Francisco, CA -- _____%

Intermediate-Term Tax-Free                     Charles Schwab & Company
                                               San Francisco, CA -- _____%

Long-Term Tax-Free                             Charles Schwab & Company
                                               San Francisco, CA -- _____%

High-Yield Municipal                           American Century Investment Management, Inc.
                                               Kansas City, MO -- _____%
                                               Todd Morgan
                                               Scottsdale, AZ -- _____%

Arizona Intermediate-Term Municipal            Charles Schwab & Company
                                               San Francisco, CA -- _____%

Florida Intermediate-Term Municipal            Charles Schwab & Company
                                               San Francisco, CA -- _____%
                                               American Century Investment Management, Inc.
                                               Kansas City, MO -- _____%
                                               Morgan Guaranty
                                               New York, NY -- _____%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of August 31, 1999, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.


SERVICE PROVIDERS
The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers, Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR
A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the Investment Category Fees are determined are as follows:

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET AND FLORIDA MUNICIPAL MONEY MARKET

--------------------------- -----------------------
Category Assets                    Fee Rate
--------------------------- -----------------------
First $1 billion                   0.2700%
Next $1 billion                    0.2270%
Next $3 billion                    0.1860%
Next $5 billion                    0.1690%
Next $15 billion                   0.1580%
Next $25 billion                   0.1575%
Thereafter                         0.1570%
--------------------------- -----------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR LIMITED-TERM TAX-FREE, INTERMEDIATE-TERM TAX-FREE, LONG-TERM TAX-FREE, ARIZONA INTERMEDIATE-TERM MUNICIPAL, AND FLORIDA INTERMEDIATE-TERM MUNICIPAL

--------------------------- -----------------------
Category Assets                    Fee Rate
--------------------------- -----------------------
First $1 billion                   0.4100%
Next $1 billion                    0.2280%
Next $3 billion                    0.1980%
Next $5 billion                    0.1780%
Next $15 billion                   0.1650%
Next $25 billion                   0.1630%
Thereafter                         0.1625%
--------------------------- -----------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL

--------------------------- -----------------------
Category Assets                    Fee Rate
--------------------------- -----------------------
First $1 billion                   0.4100%
Next $1 billion                    0.3580%
Next $3 billion                    0.3280%
Next $5 billion                    0.3080%
Next $15 billion                   0.2950%
Next $25 billion                   0.2930%
Thereafter                         0.2925%
--------------------------- -----------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
Complex Assets                    Fee Rate
--------------------------------- -------------------
First $2.5 billion                     0.3100%
Next $7.5 billion                      0.3000%
Next $15.0 billion                     0.2985%
Next $25.0 billion                     0.2970%
Next $50.0 billion                     0.2960%
Next $100.0 billion                    0.2950%
Next $100.0 billion                    0.2940%
Next $200.0 billion                    0.2930%
Next $250.0 billion                    0.2920%
Next $500.0 billion                    0.2910%
Thereafter                             0.2900%
--------------------------------- -------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually, by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by each fund for the fiscal periods ended May 31, 1999, 1998, and October 31, 1997, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

UNIFIED MANAGEMENT FEES(1)
---------------------------------------------- --------------------- ------------------------- ----------------------
Fund                                                   1999                    1998                    1997
---------------------------------------------- --------------------- ------------------------- ----------------------
Tax-Free Money Market                                    Data not            $1,201,502                  $341,854
Florida Municipal Money Market                                Yet               564,438                         0
Limited-Term Tax-Free                                   Available               112,235                   259,501
Intermediate-Term Tax-Free                                                      402,534                   489,817
Long-Term Tax-Free                                                              332,031                   378,372
High-Yield Municipal                                                                  0                       N/A
Arizona Intermediate-Term Municipal                                             179,507                    81,705
Florida Intermediate-Term Municipal                                             120,693                    23,601
---------------------------------------------- --------------------- ------------------------- ----------------------

1    Net of Reimbursements

Other Advisory Relationships
In addition to managing the funds, the advisor also serves as an investment advisor to seven institutional accounts and to the following registered investment companies:

American Century Mutual Funds, Inc.
American Century World Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Variable Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Government Income Trust
American Century Investment Trust
American Century Target Maturities Trust
American Century Quantitative Equity Funds
American Century International Bond Funds
American Century California Tax-Free and Municipal Funds

TRANSFER AGENT AND ADMINISTRATOR
American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays ACSC for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by each fund for the fiscal periods ended May 31, 1998 and October 31, 1997, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
Fund                                                                1998               1997
------------------------------------------------------------- ------------------ -----------------
Tax-Free Money Market                                                   $13,717           $84,467
Florida Municipal Money Market                                           15,789                 0
Limitred-Term Tax-Free                                                      N/A               N/A
Intermediate-Term Tax-Free                                                  N/A               N/A
Long-Term Tax-Free                                                          N/A               N/A
High-Yield Municipal                                                        N/A               N/A
Arizona Intermediate-Term Municipal                                       4,889            26,168
Florida Intermediate-Term Municipal                                       3,851            10,678

  TRANSFER AGENT FEES
Fund                                                                1998               1997
------------------------------------------------------------- ------------------ -----------------
Tax-Free Money Market                                                    $9,971           $61,414
Florida Municipal Money Market                                            6,746                 0
Limited-Term Tax-Free                                                       N/A               N/A
Intermediate-Term Tax-Free                                                  N/A               N/A
Long-Term Tax-Free                                                          N/A               N/A
High-Yield Municipal                                                        N/A               N/A
Arizona Intermediate-Term Municipal                                       3,255            19,990
Florida Intermediate-Term Municipal                                       1,484            10,178
------------------------------------------------------------- ------------------ -----------------

DISTRIBUTOR
The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS
Chase Manhattan Bank, 770 Broadway, 10th floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.


BROKERAGE ALLOCATION
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of a broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES
Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


BUYING AND SELLING FUND SHARES
Information about buying, selling and exchanging fund shares is contained in Your Guide to American Century Services. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF A FUND'S SECURITIES
Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


MONEY MARKET FUNDS
Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.


NON-MONEY MARKET FUNDS
Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

Federal Income Tax
Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

Certain of the bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as short-term capital gain.

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss for tax purposes.


Alternative Minimum Tax
While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain "private activity" bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.

The funds may each invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's "adjusted current earnings."

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.





HOW FUND PERFORMANCE INFORMATION IS CALCULATED
The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

              Effective Yield = [(Base-Period Return + 1)365/7] - 1

For the non-money market funds, yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

                        YIELD = (2 [(a - b + 1)6 - 1])/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

The funds may also quote tax-equivalent yields. Arizona Intermediate-Term Municipal's tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds' dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the fund using the equation below.

           Fund's Double Tax-Free Yield              = Your Tax-Equivalent Yield
----------------------------------------------------
(100% - Federal Tax Rate) (100% - Arizona Tax Rate)


The Florida funds' tax-equivalent yield is based on each fund's tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment. The formula is:

 Fund's Tax-Free Yield    + Florida Intangibles Tax Rate  =  Your Tax-Equivalent
------------------------                                            Yield
100% - Federal Tax Rate


Tax-equivalent  yields  for  Tax-Free  Money  Market,   Limited-Term   Tax-Free,
Intermediate-Term Tax-Free, Long-Term Tax-Free and High-Yield Municipal are calculated using the following equation:

        Fund's Tax-Free Yield              =   Your Tax-Equivalent Yield
---------------------------------------
       100% - Federal Tax Rate


Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

MONEY MARKET FUND YIELDS
(seven-day period ended May 31, 1999)
-------------------------------- ---------- ----------
                                 7-Day      Effective
                                 Yield      Yield
-------------------------------- ---------- ----------
-------------------------------- ---------- ----------
Tax-Free Money Market            3.03%      3.08%
Florida Municipal Money Market   2.92%      2.96%
-------------------------------- ---------- ----------

NON-MONEY MARKET FUND YIELDS
(30-day period ended May 31, 1999)
---------------------------------------- -------------
Fund                                     30-Day Yield
---------------------------------------- -------------
---------------------------------------- -------------
Limited-Term Tax-Free                    3.86%
Intermediate-Term Tax-Free               4.56%
Long-Term Tax-Free                       4.93%
High-Yield Municipal                     5.28%
Arizona Intermediate-Term Municipal      4.36%
---------------------------------------- -------------
Florida Interdiate-Term Municipal        4.19%
---------------------------------------- -------------

MONEY MARKET FUND TAX-EQUIVALENT YIELDS
(seven-day period ended May 31, 1999)
-------------------------------- ---------- -------------- -------------- -------------- --------------
                                 7-Day      Tax-Equivalent Tax-Equivalent Tax-Equivalent Tax-Equivalent
                                 Yield      Yield          Yield          Yield          Yield
                                            28% Tax        31% Tax        36% Tax        39.6% Tax
                                            Bracket        Bracket        Bracket        Bracket
-------------------------------- ---------- -------------- -------------- -------------- --------------
-------------------------------- ---------- -------------- -------------- -------------- --------------
Tax-Free Money Market            3.03%      4.21%          4.39%          4.73%          5.02%
Florida Municipal Money Market   2.92%      4.06%          4.23%          4.56%          4.83%
-------------------------------- ---------- -------------- -------------- -------------- --------------

NON-MONEY MARKET FUND TAX-EQUIVALENT YIELDS
(30-day period ended May 31, 1999)
---------------------------------------- ------------- -------------- -------------  -------------  -------------
Fund                                     30-Day SEC    Tax-Equivalent Tax-Equivalent Tax-Equivalent Tax-Equivalent
                                         Yield         Yield          Yield          Yield          Yield
                                                       28% Tax        31% Tax        36% Tax        39.6% Tax
                                                       Bracket        Bracket        Bracket        Bracket
---------------------------------------- ------------- -------------- -------------  -------------  -------------
---------------------------------------- ------------- -------------- -------------  -------------  -------------
Limited-Term Tax-Free                    3.42%         4.75%          4.96%          5.34%          5/66%
Intermediate-Term Tax-Free               3.91%         5.43%          5.67%          6.11%          6.47%
Long-Term Tax-Free                       4.37%         6.07%          6.33%          6.83%          7.24%
High-Yield Municipal                     5.31%         7.38%          7.70%          8.30%          8.79%
Arizona Intermediate-Term Municipal      3.87%         5.61%          5.85%          5.92%          6.38%
Florida Interdiate-Term Municipal        3.95%         5.49%          5.72%          6.17%          6.54%
---------------------------------------- ------------- -------------- -------------  -------------  -------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MAY 31
------------------------------------- ---------- --------- --------- ------------- -------------
Fund                                  1 year     5 years   10 years  Life of Fund  Inception
                                                                                   Date
------------------------------------- ---------- --------- --------- ------------- -------------
Tax-Free Money Market                 3.10%      3.18%     3.42%     3.93%         7/31/84
Florida Municipal Money Market        2.92%      3.47%     N/A       3.45%         4/11/94
Limited-Term Tax-Free                 4.15%      4.75%     N/A       4.44%         3/1/93
Intermediate-Term Tax-Free            4.07%      5.82%     6.35%     5.87%         3/2/87
Long-Term Tax-Free                    3.44%      6.79%     7.14%     6.95%         3/2/87
High-Yield Municipal                  6.18%      N/A       N/A       6.90%         3/31/98
Arizona Intermediate-Term Municipal   4.51%      5.92%     N/A       6.17%         4/11/94
Florida Interdiate-Term Municipal     4.71%      6.23%     N/A       6.42%         4/11/94
------------------------------------- ---------- --------- --------- ------------- -------------

PERFORMANCE COMPARISONS
The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.


PERMISSIBLE ADVERTISING INFORMATION
From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


FINANCIAL STATEMENTS
The financial statements of the funds are included in the annual reports to shareholders for the fiscal year ended May 31, 1999. The annual reports are incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED INCOME SECURITIES RATINGS
As described in the Prospectus, the funds may invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.


BOND RATINGS
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
   AAA       Aaa    These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA        Aa     Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

    A         A     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB       Baa    Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal.
                    Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

   BB        Ba     Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.
                    However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B         B     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

   CCC       Caa    Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

   CC        Ca     The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

    C         C     The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI         -     The rating CI is reserved for income bonds on which no interest is being paid.

    D         D     Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
---------- -------- -----------------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.


COMMERCIAL PAPER RATINGS
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
   A-1     Prime-1  This indicates that the degree of safety regarding timely payment is strong. Standard & Poor's
            (P-1)   rates those issues determined to possess extremely strong safety characteristics as A-1+.
   A-2     Prime-2  Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety
            (P-2)   is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
   A-3     Prime-3  Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more
            (P-3)   vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
---------- -------- -----------------------------------------------------------------------------------------------------

Note Ratings
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
  SP-1     MIG-1;   Notes are of the highest quality enjoying strong protection from established cash flows of funds
           VMIG-1   for their servicing or from established and broad-based access to the market for refinancing, or both.
  SP-2     MIG-2;   Notes are of high quality, with margins of protection ample, although not so large as in the
           VMIG-2   preceding group.
  SP-3     MIG-3;   Notes are of favorable quality, with all security elements accounted for, but lacking the
           VMIG-3   undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
  SP-4     MIG-4;   Notes are of adequate quality, carrying specific risk but having protection and not distinctly or
           VMIG-4   predominantly speculative.
---------- -------- -----------------------------------------------------------------------------------------------------







MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS
These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional Information (SAI). This means that it is legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.


If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan
o a bank
o a broker-dealer
o an insurance company
o another financial intermediary

  you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange Commission (SEC).

o    In person
     SEC Public Reference Room Washington, D.C. Call 1-800-SEC-0330 for location and hours.

o    On the internet
     www.sec.gov

o    By mail
     SEC Public Reference Section Washington, D.C. 20549-6009. (The SEC will charge a fee for copying the documents.)


(Investment Company Act File No. 811-4025)

-------------------------------------- -----------------------------------------
American Century Investments           Fax
P.O. Box 419200                        816-340-7962
Kansas City, Missouri  64141-6200
                                       Telecommunications Device for Deaf
Investor Relations                     1-800-634-4113 or 816-444-3485
1-800-345-2021 or 816-531-5575
                                       Business, Not-For-Profit and
Automated Information Line             Employer-Sponsored Retirement Plans
1-800-345-8765                         1-800-345-3533

www.americancentury.com
-------------------------------------- -----------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
SEPTEMBER 7, 1999

AMERICAN CENTURY
MUNICIPAL TRUST



This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated August 31, 1999, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual report by calling 1-800-345-2021.





TAX-FREE MONEY MARKET FUND
FLORIDA MUNICIPAL MONEY MARKET FUND
NEW YORK MUNICIPAL MONEY MARKET FUND
LIMITED-TERM TAX-FREE FUND
INTERMEDIATE-TERM TAX-FREE FUND
LONG-TERM TAX-FREE FUND
HIGH-YIELD MUNICIPAL FUND
ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND


                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

Distributed by Funds Distributor, Inc.





TABLE OF CONTENTS
================================================================================

THE FUNDS'HISTORY..............................................................1

FUND INVESTMENT GUIDELINES.....................................................1
   Florida Municipal Money Market Fund and
     Florida Intermediate-Term Municipal Fund...................................
   Arizona Intermediate-Term Municipal Fund.....................................
   Tax-Free Money Market Fund, Limited-Term Tax-Free Fund,
     Intermediate-Term Tax-Free Fund and Long-Term Tax
   Free Fund....................................................................
   High-Yield Municipal Fund....................................................
   Credit Quality and Maturity Guidelines.....................................14

DETAILED INFORMATION ABOUT THE FUNDS............................................
   Investment Strategies and Risks..............................................
   Investment Policies........................................................14
   Temporary Defensive Measures...............................................16
   Portfolio Turnover.........................................................16

MANAGEMENT....................................................................16
   The Board of Trustees......................................................16
   Officers...................................................................18

THE FUNDS'PRINCIPAL SHAREHOLDERS..............................................19

SERVICE PROVIDERS.............................................................20
   Investment Advisor.........................................................20
   Transfer Agent and Administrator...........................................22
   Distributor................................................................22

OTHER SERVICE PROVIDERS.......................................................23
   Custodian Banks............................................................22
   Independent Accountants....................................................22

BROKERAGE ALLOCATION..........................................................23

INFORMATION ABOUT FUND SHARES.................................................24
   Buying and Selling Fund Shares.............................................XX
   Valuation of Portfolio Securities..........................................XX
      Money Market Funds......................................................24
      Non-Money Market Funds..................................................25

TAXES.........................................................................25
   Federal Income Tax.........................................................XX

HOW FUND PERFORMANCE INFORMATION IS CALCULATED................................25

FINANCIAL STATEMENTS..........................................................29
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS................................XX








THE FUNDS' HISTORY
American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984. From then until January 1997, it was known as Benham Municipal Income Trust. Throughout this Statement of Additional Information we refer to American Century Municipal Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

Fund                                                Ticker Symbol   Inception
                                                                    Date
--------------------------------------------------- --------------- -----------
New York Municipal Money Market
Tax-Free Money Market                               BNTXX           7/31/84
Florida Municipal Money Market                      BEFXX           4/11/94
Limited-Term Tax-Free                               TWTSX           3/1/93
Intermediate-Term Tax-Free                          TWT1X           3/2/87
Long-Term Tax-Free                                  TWTLX           3/2/87
High-Yield Municipal                                ABHY2           3/31/98
Arizona Intermediate-Term Municipal                 BEAMX           4/11/94
Florida Intermediate-Term Municipal                 ACBFX           4/11/94
--------------------------------------------------- --------------- -----------

FUND INVESTMENT GUIDELINES
This section explains the extent to which the funds' advisor, American Century Investment Management, Inc. can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page XX. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectuses.

Each fund (except High-Yield Municipal, New York Municipal Money Market, Florida Municipal Money Market, Florida Intermediate-Term Municipal and Arizona Intermediate-Term Municipal) is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

Tax-Free Money Market and Florida Municipal Money Market each operate pursuant to Rule 2a-7 under the Investment Company Act. That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.


FLORIDA MUNICIPAL MONEY MARKET FUND
FLORIDA INTERMEDIATE-TERM MUNICIPAL FUND
The Florida Municipal Money Market Fund and Florida Intermediate-Term Municipal Fund seek to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida Intangibles Tax.

The funds are designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the funds may generate some taxable income. The funds also provide an investment that is intended to be exempt from the Florida Intangibles Tax. Because of this emphasis on tax-exempt income, the funds by themselves do not constitute a balanced investment plan.

Each fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The funds are not limited, however, in their investments in securities that are subject to the Federal Alternative Minimum Tax (AMT).

In addition, each fund will invest at least 65% of its net assets in Florida municipal obligations (obligations issued by or on behalf of Florida, its political subdivisions, agencies and instrumentalities, or U.S. possessions or territories such as Puerto Rico). The remaining 35% of each fund's net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

Each fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax purposes of the 80% policy noted above.

A fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida Intangibles Tax. As a result, a fund could incur additional costs or taxable income or gains.


NEW YORK MUNICIPAL MONEY MARKET FUND
New York Municipal Money Market is designed for individuals in upper tax brackets seeking income free from New York state and regular federal income taxes, although New York Municipal Money Market may generate some taxable income. Because of this emphasis on tax-exempt income, New York Municipal Money Market does not constitute a balanced investment.

New York Municipal Money Market intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, New York Municipal Money Market will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. New York Municipal Money Market is not limited, however, in its investments in securities that are subject to the federal AMT.

In addition, New York Municipal Money Market will invest at least 65% of its net assets in New York municipal obligations (obligations issued by or on behalf of the state of New York, its political subdivisions, agencies and instrumentalities or U.S. possessions or territories such as Puerto Rico). The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

New York Municipal Money Market is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

Because New York Municipal Money Market invests primarily in New York municipal securities, political and economic developments within the state of New York affect the fund's yield. The following summary is derived from independent municipal credit reports but has not been independently verified by the manager and does not purport to be a complete description of the conditions and developments in New York that may affect New York Municipal Money Market.


ARIZONA INTERMEDIATE-TERM MUNICIPAL FUND
Arizona Intermediate-Term Municipal seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Intermediate-Term Municipal is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies, and instrumentalities). As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from the regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

In addition, Arizona Intermediate-Term Municipal will invest at least 65% of its net assets in Arizona municipal obligations (obligations issued by or on behalf of Arizona; its political subdivisions, agencies and instrumentalities; or U.S. possessions or territories such as Puerto Rico). The remaining 35% of its net assets may be invested in (1) obligations issued by other states and their political subdivisions and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.


TAX-FREE MONEY MARKET FUND, LIMITED-TERM TAX-FREE FUND, INTERMEDIATE-TERM TAX-FREE FUND, LONG-TERM TAX-FREE FUND
Tax-Free  Money  Market  Fund,  Limited-Term  Tax-Free  Fund,  Intermediate-Term
Tax-Free Fund, and Long-Term Tax-Free Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax. The municipal obligations in which the funds may invest include securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT.


HIGH-YIELD MUNICIPAL FUND
High-Yield Municipal Fund seeks to provide high current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S. government securities, the interest income on which is subject to federal income tax.


CREDIT QUALITY AND MATURITY GUIDELINES

The Money Market Funds


Tax-Free Money Market Fund and Florida Municipal Money Market Fund seek to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the funds are neither insured nor guaranteed by the U.S. government.

The money market funds may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market funds, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk. In particular, each fund: (1) buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less); (2) maintains a dollar-weighted average portfolio maturity of 90 days or less; and (3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following: (1) a U.S. government obligation; (2) rated (or issued by an issuer rated with respect to a class of short-term obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); or (3) an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of comparable quality.

The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Trustees.


Non-Money Market Funds (except High-Yield Municipal)
Limited-Term Tax-Free, Intermediate-Term Tax-Free, Long-Term Tax-Free, Arizona Intermediate-Term Municipal and Florida Intermediate-Term Municipal have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the Prospectus.

In terms of credit quality, each of these funds restricts its investments to (1) municipal bonds rated, when acquired, within the four highest categories designated by a rating agency; (2) municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency; and (3) unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of comparable quality.


DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS
This section describes each of the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.


Concentration in Types of Municipal Activities
From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.


About the Risks Affecting Arizona Municipal Securities
As noted in the Prospectus, the Arizona Intermediate-Term Municipal fund is susceptible to political, economic and regulatory events that affect issuers of Arizona municipal obligations. These include possible adverse affects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Located in the country's sunbelt, Arizona has been, and is projected to continue to be, one of the faster growing areas in the United States. Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product, and job creation.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National Park; central Arizona, which is rugged, mountainous, and heavily forested; and the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region. Land ownership is vested largely in the federal and state governments: 32% is owned by the federal government, 28% is held as Federal Trust Land (Indian), 17% is in private ownership, and 13% is held by the state, leaving approximately 10% held in other categories.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance, and real estate. Arizona's economy has continued to grow in recent years, as it is among the fastest growing states in the nation.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instruments themselves and in related offering materials.

The state and local governmental units are subject to limitations imposed by Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

Arizona is required by law to maintain a balanced budget. In the past, the state has used a combination of spending reductions and tax increases to avoid potential budgetary shortfalls and may be required to do so again in the future.


About the Risks Affecting Florida Municipal Securities
As noted in the Prospectus, the Florida Municipal Money Market and Florida Intermediate-Term Municipal funds are susceptible to political, economic and regulatory events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds' policies of concentrating their assets in Florida municipal securities. This information is based on independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the funds invest primarily in Florida municipal securities, they will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and is now the fourth largest state; this growth is expected to continue, but at reduced rates. The retiree component is expected to continue to be a major factor. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.

In recent years, the Florida economy has been transforming from a narrow base of agriculture and seasonal tourism into a service and trade economy, with substantial insurance, banking and export participation as well as greater year-round attraction. The outlook for the Florida economy is continued expansion fueled by population growth but at a slower rate than that of the 1980s.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax, which makes the state's general fund vulnerable to recession and presents difficulties in expanding the tax base in an economy increasingly geared to services. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past; Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. Future budgets may require a wider revenue base to meet such demands; the most likely candidate for such revenue enhancement is a tax on consumer services. The creation of a Florida personal income tax is a remote possibility because it would require an amendment to the state's constitution. However, there can be no assurance that a personal income tax will not be implemented in the future. If such a tax were to be imposed, there is no assurance that interest earned on Florida municipal obligations would be exempt from this tax.


About the Risks Affecting New York Municipal Securities
New York Municipal Money Market is susceptible to political, economic and regulatory events that affect issuers of New York municipal obligations. The following information about risk factors is provided in view of the fund's policies of concentrating its investments in New York municipal securities. This information is based on independent municipal credit reports relating to securities offerings of New York issuers and other publicly available sources. It does not constitute a complete description of the risk associated with investing in securities of these issuers. While the manager has not independently verified this information, it has no reason to believe the information is inaccurate.

The fund's concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to state general obligation bonds and notes and the debt of various state agencies, the fund will invest in local bond issues, lease obligations and revenue bonds, the credit quality and risk of which will vary according to each security's own structure and underlying economics.

The fund's ability to maintain a high level of "triple-tax-free" income is primarily dependent upon the ability of New York issuers to continue to meet debt service obligations in a timely fashion. In 1975 the State, New York City and other related issuers experienced serious financial difficulties that ultimately resulted in much lower credit ratings and loss of access to the public debt markets. A series of fiscal reforms and an improved economic climate allowed these entities to return to financial stability by the early 1980s. Credit ratings were reinstated or raised and access to the public credit markets was restored. During the early 1990s, the State and City confronted renewed fiscal pressure, as the region suffered moderate economic decline. Conditions began to improve in 1993, though below-average economic performance and tight budgetary conditions persist. Both entities experienced financial relief in fiscal 1997 because of the strong national economy, a robust financial services sector and vigilant spending control. The State and City continue to face challenging budgets while they attempt to adjust spending levels and priorities.


About the Risks Affecting Puerto Rico Municipal Securities
From time to time the funds invest in obligations of the Commonwealth of Puerto Rico and its public corporations which are exempt from federal, state, and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, telecommunications, education and public construction. As of December 31, 1996, public sector debt issued by the Commonwealth and its public corporations totaled $18.4 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains are attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico. The number of persons employed in Puerto Rico during fiscal 1994 averaged one million persons -- a record level.
Unemployment, however, still remains high at 13.8 percent.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth has maintained a fiscal policy, which seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt. Between fiscal years 1992 and 1996, debt increased 27.5% while gross product rose 27.7%. Short-term debt remains a modest 13% of total debt outstanding as of December 31, 1996. The maximum annual debt service requirement on Commonwealth general obligation debt totaled 8.7% of governmental revenues for fiscal 1997. This is well below the 15% limit imposed by the Constitution of Puerto Rico.

After recording three years of positive operating results from 1989 to 1991, the Commonwealth's General Fund moved into a deficit position, with a $62 million cash deficit for fiscal 1992 and a $116 million deficit for fiscal 1993. The fiscal 1994 budget was balanced with an increase in the "tollgate" tax on
Section 936 companies and improved revenue collections, which enabled the Commonwealth to record a strong turnaround in the General Fund balance to $309 million (6.8% of General Fund expenses). A General Fund unreserved balance of $171 million was recorded for the end of fiscal year 1996.

The Commonwealth's economy remains vulnerable to changes in oil prices, American trade, foreign policy and levels of federal assistance. Per-capita income levels, while being the highest in the Caribbean, lag far behind the United States. In November 1993, the voters of Puerto Rico were asked in a non-binding referendum to consider the options of statehood, continued Commonwealth status or independence. Of the 48.4% of the voters who favored continuation of Commonwealth status, 46.2% were for statehood, and 4.4% were for independence. In February 1997, legislation was introduced in Congress proposing a mechanism to permanently settle the political relationship with the United States.

For many years, U.S. companies operating in Puerto Rico were eligible to receive a special tax credit available under Section 936 of the federal tax code, which helped spur significant expansion in capital-intensive manufacturing activity. Federal tax legislation was passed in 1993, which revised the tax benefits received by U.S. corporations (Section 936 firms) that operate manufacturing facilities in Puerto Rico. The legislation provides these firms with two options: a five-year phased reduction of the income-based tax credit to 40% of the previously allowable credit or the conversion to a wage-based standard, allowing a tax credit for the first 60% of qualified compensation paid to employees as defined in the Internal Revenue Code. Studies indicate that there have been no reductions in the economic growth rate or employment in industries that were expected to be impacted by the 1993 amendments. In 1996, amendments were signed into law to phase out the tax credit over a 10-year period for existing claimants and to eliminate it for corporations without established operations after October 1995. At present, it is difficult to forecast what the short-and long-term effects of a phase-out of the Section 936 credit would have on the economy of Puerto Rico.

A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The two main public pension systems are largely underfunded. The employees' retirement system has a funded ratio of 19% and an unfunded liability of $5.0 billion. The teachers' retirement system has a funded ratio of 56% and an unfunded liability of $1.1 billion. A measure enacted by the legislature in 1990 is designed to address the solvency of the plans over a 50-year period.


Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.


Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) Bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.


Variable- and Floating-Rate Obligations
The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.


Obligations with Term Puts Attached
Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features. The advisor may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.


Tender Option Bonds
Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the advisor monitors the credit quality of bonds underlying the funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The advisor also takes steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.


When-Issued and Forward Commitment Agreements
The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.


Municipal Lease Obligations
Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. state constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.


Inverse Floaters
The funds (except the money market funds) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o Floater holders receive interest based on rates set at a six month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

o Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.


Lower-Quality Bonds
As indicated in the Prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers.

Projects financed through the issuance of lower-quality bonds are often highly leveraged. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds frequently have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have negative tax implications for shareholders.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market is dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.


Short-Term Securities
Under certain circumstances, the non-money market funds may invest in short-term municipal or U.S. government securities, including money market instruments (short-term securities). If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

Except as otherwise required for temporary defensive purposes, the advisor does not expect the non-money market funds to invest more than 35% of total assets in short-term securities.

Pursuant to an  exemptive  order from the  Securities  and  Exchange  Commission
(SEC), each non-money market fund may invest in shares of any money market funds to facilitate cash management provided that the investment is consistent with the funds' investment policies and restrictions.

The non-money market funds may invest up to 5% of their total assets in shares of any money market funds. To avoid generating dividend income subject to the AMT, the non-money market funds (excluding High-Yield Municipal) will limit their money market fund investments to Tax-Free Money Market. High-Yield Municipal, which ordinarily invests in AMT securities, may invest up to 5% of its total assets in shares of either of the money market funds.


Futures and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indexes such as the Bond Buyer Index of Municipal Bonds that are consistent with the fund's investment objectives. The fund also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands. Instead, these contracts settle in cash at the spot market value of the Bond Buyer Municipal Bond Index.

Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.


Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the advisor considers it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


Options On Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.


Restrictions on the Use of Futures Contracts and Options
Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

The funds intend to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the funds' investments in such instruments.


Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.


INVESTMENT POLICIES
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


Fundamental Investment Policies
The funds are subject to the following investment restrictions that are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.












Subject           Policy
----------------- --------------------------------------------------------------
Senior            A fund may not issue  senior  securities,  except as permitted
Securities        under the Investment Company Act.

Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This
                  policy  shall  not  prevent  the  fund  from   investment   in
                  securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration     A fund may not  concentrate  its  investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting      A fund may not act as an underwriter  of securities  issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities       A fund may not purchase or sell  physical  commodities  unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control           A fund may not invest for purposes of exercising  control over management.
----------------- --------------------------------------------------------------


Nonfundamental Investment Policies
In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.


Subject                       Policy
----------------------------- -----------------------------------------------------------------------------------
Diversification               A fund may not purchase additional investment securities at any time during which
(Tax-Free Money Market,       outstanding borrowings exceed 5% of the total assets of the fund.
Limited-Term,
Intermediate-Term and
Long-Term Tax-Free)

Diversification               To meet federal tax requirements for qualification as a regulated investment
(New York Municipal Money     company, each fund must limit its investments so that at the close of each
Market, Florida Municipal     quarter of its taxable year (1) no more than 25% of its total assets are invested
Money Market, Florida         in the securities of a single issuer (other than the U.S government or a
Intermediate-Term             regulated investment company), and (2) with respect to at least 50% of its total
Municipal, Arizona            assets, no more than 5% of its total assets are invested in the securities of a
Intermediate-Term Municipal   single issuer.
and High-Yield Municipal)

Futures and options [money    The money market funds may not purchase or sell futures contracts or call
market funds only]            options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

Liquidity                     A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales                   A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin                        A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
----------------------------- -----------------------------------------------------------------------------------

TEMPORARY DEFENSIVE MEASURES
For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment  vehicles:  (1)
interest-bearing  bank accounts or certificates of deposit;  (2) U.S. government
securities  and  repurchase   agreements   collateralized  by  U.S.   government
securities; and (3) other money market funds.


PORTFOLIO TURNOVER
Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates (except those of the money market funds) are listed in the Financial Highlights table in the Prospectuses. Because of the short-term nature of the money market funds' investments, portfolio turnover rates are not generally used to evaluate their trading activities.


MANAGEMENT

THE BOARD OF TRUSTEES
The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so.
Two-thirds of the trustees are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals  listed in the table below whose names are marked by an asterisk
(*) are interested  persons of the funds (as defined in the  Investment  Company
Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services
Corporation  (ACSC); the parent  corporation,  American Century Companies,  Inc.
(ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.

                            Position(s)
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past Five Years
--------------------------- ---------- --------------------------------------------------------------------------
Albert A. Eisenstat (69)    Trustee    Independent Director, Commercial Metals Co. (1982 to present)
1665 Charleston Road                   Independent Director, Sungard Data Systems (1991 to present)
Mountain View, CA  94043               General Partner, Discovery Ventures (venture capital firm, 1996 to 1998)
                                       Independent Director, Business Objects S/A (software & programming, 1994 to present)

Ronald J. Gilson (52)       Trustee    Charles J. Meyers Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (1979 to present)
Mountain View, CA  94043               Mark and Eva Stern Professor of Law and Business, Columbia University
                                       School of Law (1992 to present)
                                       Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

William M. Lyons* (43)      Trustee    President, Chief Operating Officer and Assistant Secretary, ACC
4500 Main Street                       Executive Vice President, Chief Operating Officer and Secretary, ACSC
Kansas City, MO 64111                  and ACIS

Myron S. Scholes (58)       Trustee    Limited Partner, Long-Term Capital Management (since February 1999)
1665 Charleston Road                   Principal, Long-Term Capital Management (investment advisor, 1993 to
Mountain View, CA  94043               January 1999)
                                       Frank E. Buck Professor of Finance, Stanford Graduate School of Business
                                       (1981 to present)
                                       Director, Dimensional Fund Advisors (investment advisor, since 1982)
                                       Director, Smith Breeden Family of Funds (1992 to present)

Kenneth E. Scott (70)       Trustee    Ralph M. Parsons Professor of Law and Business, Stanford Law School
1665 Charleston Road                   (1972 to present)
Mountain View, CA  94043               Director, RCM Capital Funds, Inc. (1994 to present)

Isaac Stein (52)            Trustee    Director, Raychem Corporation (electrical equipment, since 1993)
1665 Charleston Road                   President, Waverley Associates, Inc. (private investment firm, 1983 to
Mountain View, CA  94043               present)
                                       Director, ALZA  Corporation (pharmaceuticals, 1987 to present)
                                       Trustee, Stanford University (1994 to present)
                                       Chairman, Stanford Health Services (1994 to present)

James E. Stowers III* (40)  Trustee,   Chief Executive Officer and Director, ACC
4500 Main Street            Chairman   President, Chief Executive Officer and Director, ACSC and ACIS
Kansas City, MO 64111       of the     Son of James E. Stowers, Jr. (founder)
                            Board

Jeanne D. Wohlers (54)      Trustee    Director, Indus International (software solutions, January 1999 to
1665 Charleston Road                   present)
Mountain View, CA  94043               Director and Partner, Windy Hill Productions, LP (educational software,
                                       1994 to 1998)
                                       Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------- ---------- --------------------------------------------------------------------------

Committees
The Board has four committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named acts as chairman of the committee:

------------------ ------------------- --------------------------------------------------------------------------
Committee          Members             Function of Committee
------------------ ------------------- --------------------------------------------------------------------------
Audit              Jeanne D. Wohlers   The Audit Committee selects and oversees the activities of the Trust's
                   Albert A.           independent auditor. The committee receives reports from the advisor's
                   Eisenstat           Internal Audit Department, which is accountable solely to the committee.
                   Kenneth E. Scott    The committee also receives reporting about compliance matters affecting the Trust.

Nominating         Kenneth E. Scott    The Nominating Committee primarily considers and recommends individuals
                   Myron S. Scholes    for nomination as trustees. The names of potential trustee candidates
                   Albert A.           are drawn from a number of sources, including recommendations from
                   Eisenstat           members of the Board, management and shareholders. This committee also
                   Ronald J. Gilson    reviews and makes recommendations to the Board with respect to the
                   Isaac Stein         composition of Board committees and other Board-related matters,
                   Jeanne D. Wohlers   including its organization, size, composition, responsibilities, functions and compensation.

Portfolio          Myron S. Scholes    The Portfolio Committee reviews quarterly the investment activities and
                   Ronald J. Gilson    strategies used to manage fund assets. The committee regularly receives
                   Isaac Stein         reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

Quality of         William Lyons       The Quality of Service Committee reviews the level and quality of
Service            Ronald J. Gilson    transfer agent and administrative services provided to the funds and
                   Myron S. Scholes    their shareholders. It receives and reviews reports comparing those
                   Isaac Stein         services to fund competitors and seeks to improve such services where feasible and appropriate.
------------------ ------------------- --------------------------------------------------------------------------

Compensation of Trustees
The trustees also serve as trustees for six American Century investment companies other than American Century Municipal Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the Trust for the periods indicated and by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.

 AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 1999
---------------------------- ---------------------- ---------------------
                               Total Compensation
                                    from the
                              Total Compensation      American Century
Name of Trustee                      from            Family of Funds(2)
                                 the Funds(1)
---------------------------- ---------------------- ---------------------
Albert A. Eisenstat                 $13,571               $57,750
Ronald J. Gilson                    13,917                 66,500
Myron S. Scholes                    13,424                 55,250
Kenneth E. Scott                    13,905                 66,500
Isaac Stein                         13,695                 61,750
Jeanne D. Wohlers                   13,832                 64,750
---------------------------- ---------------------- ---------------------

1 Includes compensation paid to the trustees during the fiscal year ended May 31, 1999, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $13,571; Mr. Gilson, $13,917; Mr. Scholes, $13,424, and Mr. Scott, $6,952.

2 Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.

The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 1999.


OFFICERS
Background information for the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; ACC; ACC's subsidiaries (including ACIM and ACSC); or the funds' distributor (FDI), as specified in the following table.

                            Positions
Name (Age)                  Held       Principal Occupation(s)
Address                     With Fund  During Past Five Years
--------------------------- ---------- ---------------------------------------------------------------------------
George A. Rio (44)          President  Executive Vice President and Director of Client Services, FDI (March 1998
60 State St.                           to present)
Boston, MA 02109                       Senior Vice President and Senior Key Account Manager, Putnam Mutual Funds
                                       (June 1995 to March 1998)
                                       Director Business Development, First Data Corporation (May 1994 to June
                                       1995)

Christopher J. Kelley (34)  Vice       Vice President and Associate General Counsel, FDI (July 1996 to present)
60 State St.                President  Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
Boston, MA 02109                       Compliance Officer, Putnam Investments (1992 to April 1994)

Mary A. Nelson (35)         Vice       Vice President and Manager of Treasury Services and Administration, FDI,
60 State St.                President  (1994 to present)
Boston, MA 02109                       Assistant Vice President and Client Manager, The Boston Company, Inc.
                                       (1989 to 1994)

Maryanne Roepke, CPA (43)   Vice       Senior Vice President, Treasurer and Principal Accounting Officer, ACSC
4500 Main St.               President
Kansas City, MO 64111       and
                            Treasurer

David C. Tucker (41)        Vice       Senior Vice President and General Counsel, ACSC and ACIM (June 1998 to
4500 Main St.               President  present)
Kansas City, MO 64111                  General Counsel, ACC (June 1998 to present)
                                       Consultant  to mutual fund  industry (May
                                       1997 to April  1998) Vice  President  and
                                       General Counsel, Janus Companies (1990 to
                                       1997)

Douglas A. Paul (52)        Secretary  Vice President and Associate General Counsel, ACSC
1665 Charleston Road        and Vice
Mountain View, CA  94043    President

C. Jean Wade (35)           Controller Controller--Fund Accounting, ACSC
4500 Main St.
Kansas City, MO 64111

Jon Zindel (32)             Tax        Vice President and Director of Taxation, ACSC (1996 to present
4500 Main St.               Officer    Tax Manager, Price Waterhouse LLP (1989-1996)
Kansas City, MO 64111


THE FUNDS' PRINCIPAL SHAREHOLDERS
As of August 31, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:


Fund                                           Shareholder and Percentage of Shares Outstanding
---------------------------------------------- -------------------------------------------------------------------
Tax-Free Money Market                          James A. Benham
                                               Incline Village, NV -- _____%
Florida Municipal Money Market                 Morgan Guaranty
                                               New York, NY -- _____%
                                               Margaret A. Benham
                                               Astatula, FL -- _____%
                                               Benjamin Benham
                                               Chuluota, FL -- _____%
Limited-Term Tax-Free                          Charles Schwab & Company
                                               San Francisco, CA -- _____%
Intermediate-Term Tax-Free                     Charles Schwab & Company
                                               San Francisco, CA -- _____%
Long-Term Tax-Free                             Charles Schwab & Company
                                               San Francisco, CA -- _____%
High-Yield Municipal                           American Century Investment Management, Inc.
                                               Kansas City, MO -- _____%
                                               Todd Morgan
                                               Scottsdale, AZ -- _____%
Arizona Intermediate-Term Municipal            Charles Schwab & Company
                                               San Francisco, CA -- _____%
Florida Intermediate-Term Municipal            Charles Schwab & Company
                                               San Francisco, CA -- _____%
                                               American Century Investment Management, Inc.
                                               Kansas City, MO -- _____%
                                               Morgan Guaranty
                                               New York, NY -- _____%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of August 31, 1999, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.


SERVICE PROVIDERS
The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers, Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR
A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the Investment Category Fees are determined are as follows:

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET, FLORIDA MUNICIPAL MONEY MARKET AND NEW YORK MUNICIPAL MONEY MARKET

--------------------------- -----------------------
Category Assets                    Fee Rate
--------------------------- -----------------------
First $1 billion                   0.2700%
Next $1 billion                    0.2270%
Next $3 billion                    0.1860%
Next $5 billion                    0.1690%
Next $15 billion                   0.1580%
Next $25 billion                   0.1575%
Thereafter                         0.1570%
--------------------------- -----------------------


INVESTMENT CATEGORY FEE SCHEDULE FOR LIMITED-TERM TAX-FREE, INTERMEDIATE-TERM TAX-FREE, LONG-TERM TAX-FREE, ARIZONA INTERMEDIATE-TERM MUNICIPAL, AND FLORIDA INTERMEDIATE-TERM MUNICIPAL

--------------------------- -----------------------
Category Assets                    Fee Rate
--------------------------- -----------------------
First $1 billion                   0.4100%
Next $1 billion                    0.2280%
Next $3 billion                    0.1980%
Next $5 billion                    0.1780%
Next $15 billion                   0.1650%
Next $25 billion                   0.1630%
Thereafter                         0.1625%
--------------------------- -----------------------


INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL

--------------------------- -----------------------
Category Assets                    Fee Rate
--------------------------- -----------------------
First $1 billion                   0.4100%
Next $1 billion                    0.3580%
Next $3 billion                    0.3280%
Next $5 billion                    0.3080%
Next $15 billion                   0.2950%
Next $25 billion                   0.2930%
Thereafter                         0.2925%
--------------------------- -----------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
Complex Assets                    Fee Rate
--------------------------------- -------------------
First $2.5 billion                     0.3100%
Next $7.5 billion                      0.3000%
Next $15.0 billion                     0.2985%
Next $25.0 billion                     0.2970%
Next $50.0 billion                     0.2960%
Next $100.0 billion                    0.2950%
Next $100.0 billion                    0.2940%
Next $200.0 billion                    0.2930%
Next $250.0 billion                    0.2920%
Next $500.0 billion                    0.2910%
Thereafter                             0.2900%
--------------------------------- -------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually, by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by each fund for the fiscal periods ended May 31, 1999, 1998, and October 31, 1997, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

UNIFIED MANAGEMENT FEES(1)
---------------------------------------------- --------------------- ------------------------- ----------------------
Fund                                                   1999                    1998                    1997
---------------------------------------------- --------------------- ------------------------- ----------------------
Tax-Free Money Market                                    Data not            $1,201,502                  $341,854
Florida Municipal Money Market                                Yet               564,438                         0
Limited-Term Tax-Free                                   Available               112,235                   259,501
Intermediate-Term Tax-Free                                                      402,534                   489,817
Long-Term Tax-Free                                                              332,031                   378,372
High-Yield Municipal                                                                  0                       N/A
Arizona Intermediate-Term Municipal                                             179,507                    81,705
Florida Intermediate-Term Municipal                                             120,693                    23,601
---------------------------------------------- --------------------- ------------------------- ----------------------

1    Net of Reimbursements

Other Advisory Relationships
In addition to managing the funds, the advisor also serves as an investment advisor to seven institutional accounts and to the following registered investment companies:

American Century Mutual Funds, Inc.
American Century World Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Variable Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Government Income Trust
American Century Investment Trust
American Century Target Maturities Trust
American Century Quantitative Equity Funds
American Century International Bond Funds
American Century California Tax-Free and Municipal Funds

TRANSFER AGENT AND ADMINISTRATOR
American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays ACSC for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent.

Administrative service and transfer agent fees paid by each fund for the fiscal periods ended May 31, 1998 and October 31, 1997, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
Fund                                            1998               1997
----------------------------------------- ------------------ -----------------
Tax-Free Money Market                               $13,717           $84,467
Florida Municipal Money Market                       15,789                 0
Limitred-Term Tax-Free                                  N/A               N/A
Intermediate-Term Tax-Free                              N/A               N/A
Long-Term Tax-Free                                      N/A               N/A
High-Yield Municipal                                    N/A               N/A
Arizona Intermediate-Term Municipal                   4,889            26,168
Florida Intermediate-Term Municipal                   3,851            10,678

  TRANSFER AGENT FEES
Fund                                            1998               1997
----------------------------------------- ------------------ -----------------
Tax-Free Money Market                                $9,971           $61,414
Florida Municipal Money Market                        6,746                 0
Limited-Term Tax-Free                                   N/A               N/A
Intermediate-Term Tax-Free                              N/A               N/A
Long-Term Tax-Free                                      N/A               N/A
High-Yield Municipal                                    N/A               N/A
Arizona Intermediate-Term Municipal                   3,255            19,990
Florida Intermediate-Term Municipal                   1,484            10,178
----------------------------------------- ------------------ -----------------

DISTRIBUTOR
The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS
Chase Manhattan Bank, 770 Broadway, 10th floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for each fund.


BROKERAGE ALLOCATION
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of a broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES
Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


BUYING AND SELLING FUND SHARES
Information about buying, selling and exchanging fund shares is contained in Your Guide to American Century Services. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF A FUND'S SECURITIES
Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


MONEY MARKET FUNDS
Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.


NON-MONEY MARKET FUNDS
Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

Federal Income Tax
Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

Certain of the bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, gain realized on disposition of a security held less than one year is treated as short-term capital gain.

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss for tax purposes.


Alternative Minimum Tax
While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain "private activity" bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.

The funds may each invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's "adjusted current earnings."

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.





HOW FUND PERFORMANCE INFORMATION IS CALCULATED
The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

              Effective Yield = [(Base-Period Return + 1)365/7] - 1

For the non-money market funds, yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period according to the following formula:

                        YIELD = (2 [(a - b + 1)6 - 1])/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

The funds may also quote tax-equivalent yields. Arizona Intermediate-Term Municipal's tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming all the funds' dividends are tax-exempt in Arizona (which may not always be the case) and that your Arizona taxes are fully deductible for federal income tax purposes, you can calculate your tax equivalent yield for the fund using the equation below.

            Fund's Double Tax-Free Yield             = Your Tax-Equivalent Yield
----------------------------------------------------
(100% - Federal Tax Rate)  (100% - Arizona Tax Rate)


The Florida funds' tax-equivalent yield is based on each fund's tax-free yield, your federal income tax bracket, and the Florida Intangibles Tax applicable to a taxable investment. The formula is:

 Fund's Tax-Free Yield   + Florida Intangibles Tax Rate = Your Tax-Equivalent
------------------------                                         Yield
100% - Federal Tax Rate


Tax-equivalent  yields  for  Tax-Free  Money  Market,   Limited-Term   Tax-Free,
Intermediate-Term Tax-Free, Long-Term Tax-Free and High-Yield Municipal are calculated using the following equation:

        Fund's Tax-Free Yield              =          Your Tax-Equivalent Yield
---------------------------------------
       100% - Federal Tax Rate


Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

MONEY MARKET FUND YIELDS
(seven-day period ended May 31, 1999)
-------------------------------- ---------- ----------
                                 7-Day      Effective
                                 Yield      Yield
-------------------------------- ---------- ----------
-------------------------------- ---------- ----------
Tax-Free Money Market            3.03%      3.08%
Florida Municipal Money Market   2.92%      2.96%
-------------------------------- ---------- ----------

NON-MONEY MARKET FUND YIELDS
(30-day period ended May 31, 1999)
---------------------------------------- -------------
Fund                                     30-Day Yield
---------------------------------------- -------------
---------------------------------------- -------------
Limited-Term Tax-Free                    3.86%
Intermediate-Term Tax-Free               4.56%
Long-Term Tax-Free                       4.93%
High-Yield Municipal                     5.28%
Arizona Intermediate-Term Municipal      4.36%
---------------------------------------- -------------
Florida Interdiate-Term Municipal        4.19%
---------------------------------------- -------------

MONEY MARKET FUND TAX-EQUIVALENT YIELDS
(seven-day period ended May 31, 1999)
-------------------------------- ---------- -------------- -------------- -------------- --------------
                                 7-Day      Tax-Equivalent Tax-Equivalent Tax-Equivalent Tax-Equivalent
                                 Yield      Yield          Yield          Yield          Yield
                                            28% Tax        31% Tax        36% Tax        39.6% Tax
                                            Bracket        Bracket        Bracket        Bracket
-------------------------------- ---------- -------------- -------------- -------------- --------------
-------------------------------- ---------- -------------- -------------- -------------- --------------
Tax-Free Money Market            3.03%      4.21%          4.39%          4.73%          5.02%
Florida Municipal Money Market   2.92%      4.06%          4.23%          4.56%          4.83%
-------------------------------- ---------- -------------- -------------- -------------- --------------

NON-MONEY MARKET FUND TAX-EQUIVALENT YIELDS
(30-day period ended May 31, 1999)
---------------------------------------- ------------- -------------- -------------  -------------  -------------
Fund                                     30-Day SEC    Tax-Equivalent Tax-Equivalent Tax-Equivalent Tax-Equivalent
                                         Yield         Yield          Yield          Yield          Yield
                                                       28% Tax        31% Tax        36% Tax        39.6% Tax
                                                       Bracket        Bracket        Bracket        Bracket
---------------------------------------- ------------- -------------- -------------  -------------  -------------
---------------------------------------- ------------- -------------- -------------  -------------  -------------
Limited-Term Tax-Free                    3.42%         4.75%          4.96%          5.34%          5/66%
Intermediate-Term Tax-Free               3.91%         5.43%          5.67%          6.11%          6.47%
Long-Term Tax-Free                       4.37%         6.07%          6.33%          6.83%          7.24%
High-Yield Municipal                     5.31%         7.38%          7.70%          8.30%          8.79%
Arizona Intermediate-Term Municipal      3.87%         5.61%          5.85%          5.92%          6.38%
Florida Interdiate-Term Municipal        3.95%         5.49%          5.72%          6.17%          6.54%
---------------------------------------- ------------- -------------- -------------  -------------  -------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MAY 31
------------------------------------- ---------- --------- --------- ------------- -------------
Fund                                  1 year     5 years   10 years  Life of Fund  Inception
                                                                                   Date
------------------------------------- ---------- --------- --------- ------------- -------------
Tax-Free Money Market                 3.10%      3.18%     3.42%     3.93%         7/31/84
Florida Municipal Money Market        2.92%      3.47%     N/A       3.45%         4/11/94
Limited-Term Tax-Free                 4.15%      4.75%     N/A       4.44%         3/1/93
Intermediate-Term Tax-Free            4.07%      5.82%     6.35%     5.87%         3/2/87
Long-Term Tax-Free                    3.44%      6.79%     7.14%     6.95%         3/2/87
High-Yield Municipal                  6.18%      N/A       N/A       6.90%         3/31/98
Arizona Intermediate-Term Municipal   4.51%      5.92%     N/A       6.17%         4/11/94
Florida Interdiate-Term Municipal     4.71%      6.23%     N/A       6.42%         4/11/94
------------------------------------- ---------- --------- --------- ------------- -------------


PERFORMANCE COMPARISONS
The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.


PERMISSIBLE ADVERTISING INFORMATION
From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


FINANCIAL STATEMENTS
The financial statements of the funds are included in the annual reports to shareholders for the fiscal year ended May 31, 1999. The annual reports are incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED INCOME SECURITIES RATINGS
As described in the Prospectus, the funds may invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.


BOND RATINGS
---------- -------- -----------------------------------------------------------------------------------------------------
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
   AAA       Aaa    These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA        Aa     Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

    A         A     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB       Baa    Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal.
                    Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

   BB        Ba     Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.
                    However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B         B     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

   CCC       Caa    Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

   CC        Ca     The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

    C         C     The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI         -     The rating CI is reserved for income bonds on which no interest is being paid.

    D         D     Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
---------- -------- -----------------------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.


COMMERCIAL PAPER RATINGS
---------- -------- -----------------------------------------------------------------------------------------------------
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
   A-1     Prime-1  This indicates that the degree of safety regarding timely payment is strong. Standard & Poor's
            (P-1)   rates those issues determined to possess extremely strong safety characteristics as A-1+.

   A-2     Prime-2  Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety
            (P-2)   is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

   A-3     Prime-3  Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more
            (P-3)   vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
---------- -------- -----------------------------------------------------------------------------------------------------

Note Ratings
---------- -------- -----------------------------------------------------------------------------------------------------
   S&P     Moody's  Description
---------- -------- -----------------------------------------------------------------------------------------------------
  SP-1     MIG-1;   Notes are of the highest quality enjoying strong protection from established cash flows of funds
           VMIG-1   for their servicing or from established and broad-based access to the market for refinancing, or both.

  SP-2     MIG-2;   Notes are of high quality, with margins of protection ample, although not so large as in the
           VMIG-2   preceding group.

  SP-3     MIG-3;   Notes are of favorable quality, with all security elements accounted for, but lacking the
           VMIG-3   undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

  SP-4     MIG-4;   Notes are of adequate quality, carrying specific risk but having protection and not distinctly or
           VMIG-4   predominantly speculative.
---------- -------- -----------------------------------------------------------------------------------------------------







MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional Information (SAI). This means that it is legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.


If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan
o a bank
o a broker-dealer
o an insurance company
o another financial intermediary

  you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange Commission (SEC).

o    In person
     SEC Public Reference Room Washington, D.C. Call 1-800-SEC-0330 for location and hours.

o    On the internet
     www.sec.gov

o    By mail
     SEC Public Reference Section Washington, D.C. 20549-6009. (The SEC will charge a fee for copying the documents.)


     (Investment Company Act File No. 811-4025)

---------------------------------------- --------------------------------------
American Century Investments             Fax
P.O. Box 419200                          816-340-7962
Kansas City, Missouri  64141-6200
                                         Telecommunications Device for Deaf
Investor Relations                       1-800-634-4113 or 816-444-3485
1-800-345-2021 or 816-531-5575
                                         Business, Not-For-Profit and
Automated Information Line               Employer-Sponsored Retirement Plans
1-800-345-8765                           1-800-345-3533

www.americancentury.com
---------------------------------------- --------------------------------------

AMERICAN CENTURY MUNICIPAL TRUST


PART C   OTHER INFORMATION

Item 23 EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

        (a) Amended Declaration of Trust dated March 9, 1998, revised March 1, 1999, is included herein.

        (b) Amended   and   Restated   Bylaws   dated   March  9,  1998   (filed
            electronically as Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229).

        (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and
            Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) to this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant; and Article II, Article III, Article IV and Article V of Registrant's Amended and Restated Bylaws appearing as Exhibit 2 to Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

        (d) (1) Investor Class Investment Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

            (2) Amendment dated March 31, 1998 to the Investor Class Investment Management Agreement between American Century Municipal Trust and American Century Investment Management, Inc. (filed electronically as Exhibit 5 to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229).

        (e) (1) Distribution Agreement between American Century Municipal Trust and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

            (2) Amendment No. 1 to the Distribution Agreement between American Century Municipal Trust and Funds Distributor, Inc. dated June 1,
            1998 (filed electronically as Exhibit b6b to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

            (3) Amendment No. 2 to the Distribution Agreement between American Century Municipal Trust and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as Exhibit b6c to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

            (4) Amendment No. 3 to the Distribution Agreement between American Century Municipal Trust and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 24 of American Century Variable Portfolios, Inc. on January 15, 1999, File No. 33-14567).

        (f) Not applicable.

        (g) (1) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213).

        (2) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222).

        (h) (1) Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

            (2) Amendment No. 1 dated March 9, 1998 to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation (filed electronically as Exhibit 9 to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229).

            (3) Amendment No. 2 dated June 29, 1998 to the Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation (filed electronically as Exhibit b9b to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds, File No. 33-19589).

            (4) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 18, 1998 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 37 to the Registration Statement of American Century Government Income Trust on May 7, 1999, File No. 2-99222).

        (i) Opinion and Consent of counsel included herein.

        (j) (1) Consent of PricewaterhouseCoopers LLP, independent accountants, to be filed by amendment.

            (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the Registration Statement on of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

            (3) Power of Attorney dated December 18, 1998 is included herein.

        (k) Not applicable.

        (l) Not applicable.

        (n) (1) Financial Data Schedule for Tax-Free Money Market Fund is included herein.

            (2) Financial Data Schedule for Florida Municipal Money Market Fund is included herein.

            (3) Financial Data Schedule for Intermediate-Term Tax-Free Fund is included herein.

            (4) Florida Intermediate-Term Municipal Fund is included herein.

            (5) Financial Data Schedule for Arizona Intermediate-Term Municipal Fund is included herein.

            (6) Financial Data Schedule for Long-Term Tax-Free Fund is included herein.

            (7) Financial Data Schedule for Limited-Term Tax-Free Fund is included herein.

            (8) Financial Data Schedule for High-Yield Municipal Fund is included herein.


Item 24. Persons Controlled by or Under Control with Registrant - None.


Item 25. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit a to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on March 9, 1998, incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 23 to the Registration Statement filed on March 26, 1998 (Accession # 746458-98-000007).

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.


Item 26. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 27. Principal Underwriter.

     (a)  Funds  Distributor,   Inc.  (the   "Distributor")  acts  as  principal
underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick Investment Trust
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

     (c) Not applicable.


Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services - Not applicable.


Item 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 8th day of July, 1999.

                           AMERICAN CENTURY MUNICIPAL TRUST(Registrant)


                           By: /*/George A. Rio
                               George A. Rio
                               President, Principal Executive and
                               Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                          Date
*George A. Rio                       President, Principal Executive       July 8, 1999
---------------------------------    Officer and Principal Financial
George A. Rio                        Officer

*Maryanne Roepke                     Vice President and Treasurer         July 8, 1999
---------------------------------
Maryanne Roepke

*James E. Stowers III                Trustee, Chairman of the Board       July 8, 1999
---------------------------------
James E. Stowers III

*William M. Lyons                                                         July 8, 1999
---------------------------------    Trustee
William M. Lyons

*Albert A. Eisenstat                 Trustee                              July 8, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                              July 8, 1999
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                              July 8, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                              July 8, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Trustee                              July 8, 1999
---------------------------------
Isaac Stein

*Jeanne D. Wohlers                   Trustee                              July 8, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles C.S. Park
*by Charles C.S. Park, Attorney in Fact (pursuant to a Power of Attorney dated December 18, 1998).